                                          1933 Act File No. 2-72277
                                          1940 Act File No. 811-3181

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
                                                                  -----

    Pre-Effective Amendment No.  _______                ....      _____

    Post-Effective Amendment No.   40                   ....        X
                                 -------                          -----

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
                                                                  -----

    Amendment No.  31                                               X
                 ------                                           -----

                   FEDERATED SHORT-TERM MUNICIPAL TRUST
            (Exact Name of Registrant as Specified in Charter)

                         Federated Investors Funds
                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on August 28, 2001 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i)
    75 days after filing pursuant to paragraph (a)(ii)
    on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                Copies to:

Matthew J. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP
2101 L Street, N.W.
Washington, D.C.  20037

Federated Investors
World-Class Investment Manager

Federated Short-Term Municipal Trust

PROSPECTUS


August 31, 2002


INSTITUTIONAL SERVICE SHARES

A mutual fund seeking dividend income which is exempt from federal regular income tax by investing in a portfolio of tax exempt securities with a dollar-weighted average maturity of less than three years.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 4

What are the Fund's Investment Strategies? 5

What are the Principal Securities in Which the Fund Invests? 7

What are the Specific Risks of Investing in the Fund? 10

What Do Shares Cost? 13

How is the Fund Sold? 13

How to Purchase Shares 14

How to Redeem Shares 16

Account and Share Information 18

Who Manages the Fund? 19

Financial Information 20

Report of Ernst & Young LLP, Independent Auditors 43

Board of Trustees and Fund Officers 44

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide dividend income which is exempt from federal regular income tax. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund pursues its objective by investing its assets so that normally, distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The Fund's dollar-weighted average portfolio maturity will be less than three years.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risks. Prices of tax exempt securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of tax exempt securities with longer durations.
  Credit Risks. Issuers of tax exempt securities may default on the payment of interest or principal when due.
  Call Risks. Issuers of tax exempt securities may redeem the securities prior to maturity at a price below their current market value.


Other risk factors associated with an investment in the Fund include prepayment risk, sector risk, liquidity risk, tax risk and leverage risk.



The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.


Risk/Return Bar Chart and Table


The performance information shown below will help you analyze the Fund's Institutional Service Shares investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.



The Fund's Institutional Service Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.



The Fund's Institutional Service Shares total return for the six-month period from January 1, 2002 to June 30, 2002 was 2.47%.



Within the period shown in the bar chart, the Fund's Institutional Service Shares highest quarterly return was 3.02% (quarter ended March 31, 1995). Its lowest quarterly return was (0.65)% ( quarter ended March 31, 1994).


Average Annual Total Return Table


Return Before Taxes is shown for the Fund's Institutional Service Shares. In addition, Return After Taxes is shown for the Fund's Institutional Service Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 1-Year Municipal Index ("LB1MI") and Lehman Brothers 3-Year Municipal Index ("LB3MI"), broad-based market indexes. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.



(For the periods ended December 31, 2001)


Fund	1 Year	5 Years	Start of Performance[1]
Return Before Taxes	5.24%	4.01%	3.91%

Return After Taxes on Distributions[2]	5.24%	4.01%	3.91%

Return After Taxes on Distributions and Sale of Fund Shares[2]	4.74%	4.02%	3.92%

LB1MI	5.77%	4.68%	4.51%

LB3MI	6.59%	5.08%	4.90%

1 The Fund's Institutional Service Shares start of performance date was September 1, 1993.


2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.


What are the Fund's Fees and Expenses?

FEDERATED SHORT-TERM MUNICIPAL TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price).	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Voluntary Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee[3]	0.25%
Shareholder Services Fee	0.25%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	1.09%
Total Contractual Waivers of Fund Expenses	0.12%
Total Annual Fund Operating Expenses (after contractual waivers)	0.97%

1 Although not contractually obligated to do so, the distributor waived certain amounts. These are shown below along with the net expenses the Fund's Institutional Service Shares actually paid for the fiscal year ended June 30, 2002.

Total Voluntary Waivers of Fund Expenses	0.25%
Total Actual Annual Fund Operating Expenses (after voluntary waivers)	0.72%

2 Pursuant to the investment advisory contract, the Adviser waived a portion of the management fee. The management fee paid by the Fund (after the contractual waiver) was 0.28% for the fiscal year ended June 30, 2002. Shareholders must approve any change to the contractual waiver.

3 The distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Institutional Service Shares (after the voluntary waiver) was 0.00% for the fiscal year ended June 30, 2002.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are after the contractual waiveras shown in the table remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


1 Year	$ 99

3 Years	$ 309

5 Years	$ 536

10 Years	$1,190

What are the Fund's Investment Strategies?


The Fund will invest its assets so that normally, distributions of annual interest income are exempt from federal regular income tax. The tax exempt securities in which the Fund invests are investment grade at the time of purchase. The Fund's dollar-weighted average portfolio maturity is less than three years. Interest from the Fund's investments may be subject to AMT. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, emphasizing credit quality while seeking to manage the Fund's interest rate risk and provide enhanced levels of income.


The Adviser performs a fundamental credit analysis on tax exempt securities before the Fund purchases such securities. The Adviser considers various factors, including the following:

  the economic feasibility of revenue bond financings and general purpose financings;
  the financial condition of the issuer or guarantor; and
  political developments that may affect credit quality.

The Adviser monitors the credit risks of all securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).


The Adviser manages the Fund's interest rate risk by adjusting the duration of its portfolio. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's duration, the greater the change in the portfolio's value in response to a change in market interest rates. The Adviser will increase or reduce the Fund's portfolio duration based on its interest rate outlook. When the Adviser expects interest rates to fall, it will maintain a longer portfolio duration. When the Adviser expects interest rates to increase, it will shorten the portfolio duration. The Adviser uses hedging transactions for purposes of duration management. The Adviser considers a variety of factors in formulating its interest rate outlook, including the following:


  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve's monetary policy; and
  supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities.


The Adviser attempts to provide enhanced levels of income, subject to the Fund's maturity, quality and duration constraints, through the following management techniques. The Adviser will engage in a relative value analysis; that is, the Adviser will assess the cost of a tax exempt security compared with other tax exempt securities and taxable securities such as U.S. Treasury obligations. The Adviser may also allocate investments in sectors of the tax exempt market that offer the highest return. Finally, the Adviser will invest a portion of the portfolio in tax exempt securities subject to AMT, which may offer higher returns.



Because the Fund refers to municipal investments in its name, it has an investment policy that it will normally invest so that at least 80% of the income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.


TEMPORARY DEFENSIVE INVESTMENTS


The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors. This may also cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.



HEDGING TRANSACTIONS



Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivative contracts, or derivative contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivative contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge any portion of its portfolio; (2) use derivative contracts that cover a narrow range of circumstances; or (3) involve the sale of derivative contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.


What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES


Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.


Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.


The following describes the principal types of tax exempt securities in which the Fund may invest.


General Obligation Bonds

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls could result in a default on the bonds.

Municipal Mortgage Backed Securities

Municipal mortgage backed securities are special revenue bonds the proceeds of which may be used to provide mortgage loans for single family homes or to finance multifamily housing. Municipal mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Municipal mortgage backed securities generally have fixed interest rates.

Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to AMT. The Fund may invest in bonds subject to AMT.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.


DERIVATIVE CONTRACTS



Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.



Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty.



Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the fund to liquidity, leverage and tax risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.


INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES


The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's, an NRSRO, assigns ratings to investment grade securities (AAA, AA, A and BBB) based on its assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade. If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.


What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates. The Fund attempts to manage interest rate risk by limiting its portfolio maturity and duration.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.


Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Services. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.


The Fund attempts to manage credit risk by purchasing investment grade securities.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

PREPAYMENT RISKS


Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on municipal mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a fund holding municipal mortgage backed securities.


For example, when interest rates decline, the values of municipal mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on municipal mortgage backed securities.

Conversely, when interest rates rise, the values of municipal mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of municipal mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by insurance companies, banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings or are not widely held.

These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.


Liquidity risk also refers to the possibility that the Fund may not be able to close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.



TAX RISKS



The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Additionally, the Fund may not be able to close out certain derivative contracts when it wants to. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.



LEVERAGE RISKS



Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the fund's risk of loss and potential for gain. Investors can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.



What Do Shares Cost?


You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to retail and private banking customers of financial institutions or to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN


The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.


How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317


Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.


BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.


If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.


By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION


The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.


Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.


The Adviser and other subsidiaries of Federated advise approximately 139 mutual funds and a variety of separate accounts, which totaled approximately $180 billion in assets as of December 31, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.


THE FUND'S PORTFOLIO MANAGERS ARE:

Jeff A. Kozemchak

Jeff A. Kozemchak has been the Fund's Portfolio Manager since June 1996. He is Vice President of the Fund. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Mary Jo Ochson

Mary Jo Ochson has been the Fund's Portfolio Manager since January 1997. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

ADVISORY FEES


The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual renewal by the Fund's Board of Trustees, the Adviser will reimburse the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, distribution and shareholder service fees and extraordinary expenses exceed 0.45% of its average daily net assets.


Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Report of Independent Auditors on page 43.

Year Ended June 30	2002	2001	2000 [1]	1999	1998
Net Asset Value, Beginning of Period	$10.27	$10.03	$10.20	$10.29	$10.26
Income From Investment Operations:
Net investment income	0.36 [2]	0.41	0.41	0.41	0.42
Net realized and unrealized gain (loss) on investments and futures contract	0.08 [2]	0.24	(0.17)	(0.09)	0.03

TOTAL FROM INVESTMENT OPERATIONS	0.44	0.65	0.24	0.32	0.45

Less Distributions:
Distributions from net investment income	(0.36)	(0.41)	(0.41)	(0.41)	(0.42)

Net Asset Value, End of Period	$10.35	$10.27	$10.03	$10.20	$10.29

Total Return[3]	4.37%	6.64%	2.39%	3.13%	4.41%

Ratios to Average Net Assets:

Expenses	0.72%	0.72%	0.72%	0.72%	0.72%

Net investment income	3.50%[2]	4.08%	4.03%	3.97%	4.05%

Expense waiver/reimbursement[4]	0.37%	0.40%	0.37%	0.37%	--

Supplemental Data:

Net assets, end of period (000 omitted)	$28,577	$21,851	$14,282	$21,767	$11,367

Portfolio turnover	33%	58%	31%	19%	33%

1 Beginning with the year ended June 30, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years were audited by other auditors.

2 Effective July 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium and long-term debt securities. For the year ended June 30, 2002, this change had no effect on the net investment income per share or net realized and unrealized gain on investments per share, and the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to July 1, 2001 have not been restated to reflect this change in presentation.

3 Based on NAV, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

June 30, 2002

Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--89.4%[2]
		Alabama--4.1%
$978,032	[3]	Birmingham, AL, Fire Equipment Lease Obligation No. 2, 5.60%, 11/5/2004	NR		$1,019,119
860,000		Huntsville, AL Health Care Authority, Revenue Bonds, 4.75% (Huntsville Hospital System), 6/1/2004	NR/A2		890,023
3,280,000		Huntsville, AL, GO UT Warrants, 5.375%, 12/1/2003	NR		3,297,023
1,275,000		Lauderdale County & Florence, AL Health Care Authority, Revenue Bonds (Series 2000A), 5.50% (Coffee Health Group), 7/1/2006	AAA/Aaa		1,390,260
1,190,000		Lauderdale County & Florence, AL Health Care Authority, Revenue Bonds Series 2000A), 5.50% (Coffee Health Group), 7/1/2005	AAA/Aaa		1,285,474
2,000,000		Mobile, AL, IDB, (Series 1994A), 3.25% TOBs (International Paper Co.), Optional Tender 12/1/2002	BBB/Baa2		2,000,840

		TOTAL			9,882,739

		Alaska--3.8%
3,000,000		Alaska State Housing Finance Corp., State Capital Project Revenue Bonds (Series 2001A), 5.00%, 12/1/2006	AAA/Aaa		3,250,470
1,260,000		Anchorage, AK, GO UT Bonds (Series B), 5.00% (FGIC INS), 12/1/2003	AAA/Aaa		1,317,695
3,500,000		Valdez, AK Marine Terminal, (Series 1994B), 3.10% TOBs (Phillips Transportation Alaska, Inc.)/(Phillips Petroleum Co. GTD), Optional Tender 1/1/2003	BBB+/A3		3,505,460
1,000,000		Valdez, AK Marine Terminal, (Series 1994C), 2.90% TOBs (Phillips Transportation Alaska, Inc.)/(Phillips Petroleum Co. GTD), Optional Tender 1/1/2003	BBB+/A3		998,800

		TOTAL			9,072,425

		Arizona--3.2%
3,000,000		Arizona State Transportation Board, Transportation Excise Tax Revenue Bonds (Series 2000), 5.00% (Maricopa County, AZ Regional Area Road Fund), 7/1/2003	AA/Aa2		3,103,920
1,500,000		Maricopa County, AZ Pollution Control Corp., (Series 1994E), 3.75% TOBs (Arizona Public Service Co.), Mandatory Tender 4/8/2003	BBB/Baa1		1,501,770
2,000,000		Maricopa County, AZ Pollution Control Corp., Refunding Revenue Bonds (Series 1994B), 3.30% TOBs (Arizona Public Service Co.), Mandatory Tender 11/1/2002	BBB/NR		1,994,540
1,000,000		Maricopa County, AZ, IDA, 2.00% CP (American Water Capital Corp.), Mandatory Tender 9/5/2002	BBB+/Baa1		1,000,000

		TOTAL			7,600,230

Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
		Arkansas--0.7%
$1,000,000		Arkansas Development Finance Authority, Exempt Facilities Revenue Bonds, 3.50% TOBs (Waste Management, Inc. GTD), Mandatory Tender 8/1/2002	BBB/NR		$1,000,030
677,922		Arkansas Development Finance Authority, SFM Revenue Bonds (Series 1997A-R), 6.50% (MBIA INS), 2/1/2011	AAA/NR		666,221

		TOTAL			1,666,251

		California--0.8%
1,000,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2002C), 3.70% TOBs (Kaiser Permanente), Mandatory Tender 2/1/2005	A/A3		1,003,000
1,000,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2002D), 4.35% TOBs (Kaiser Permanente), Mandatory Tender 2/1/2007	A/A3		1,023,650

		TOTAL			2,026,650

		Colorado--1.0%
415,000		Colorado HFA, SFM Revenue Bond, (Series C-1), 7.65%, 12/1/2025	NR/Aa2		434,576
142,000		Colorado HFA, SFM Program Senior Bonds, (Series 1998C-2), 4.50%, 11/1/2005	NR/Aa2		143,123
105,000		Colorado HFA, SFM Program Subordinate Bonds, (Series 1998B), 4.625%, 11/1/2005	NR/A1		105,870
500,000		Colorado Health Facilities Authority, Hospital Refunding Revenue Bonds, 4.50% (Parkview Medical Center), 9/1/2002	NR/Baa1		501,330
500,000		Colorado Health Facilities Authority, Hospital Refunding Revenue Bonds, 4.75% (Parkview Medical Center), 9/1/2003	NR/Baa1		509,565
640,000		Colorado Health Facilities Authority, Hospital Refunding Revenue Bonds, 5.00% (Parkview Medical Center), 9/1/2004	NR/Baa1		662,419

		TOTAL			2,356,883

		District of Columbia--0.5%
1,200,000		District of Columbia, Revenue Bonds (Series 1999), 5.30% TOBs (819 7th Street, LLC Issue)/(Branch Banking & Trust Co., Winston-Salem LOC), Mandatory Tender 10/1/2004	A+/NR		1,234,332

		Florida--2.8%
995,000		Florida Housing Finance Corp., Homeowner Mortgage Revenue Bonds, (Series 2), 4.75% (MBIA INS), 7/1/2019	AAA/Aaa		1,028,711
1,300,000		Florida State Board of Education Capital Outlay, GO UT Bonds (Series 2001E), 5.00% (Florida State), 6/1/2004	AA+/Aa2		1,372,462
500,000		Miami Beach, FL Health Facilities Authority, Hospital Revenue Bonds (Series 2001B), 5.50% TOBs (Mt. Sinai Medical Center, FL) 5/15/2005	BB/Ba3		469,690
Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
		Florida--continued
$1,885,000		Miami-Dade County, FL School District, COPs (Series A), 5.25%, 10/1/2006	AAA/Aaa		$2,065,922
1,600,000		Palm Beach County, FL Health Facilities Authority, Hospital Refunding Revenue Bonds (Series 2001), 5.00% (BRCH Corp. Obligated Group), 12/1/2004	A+/NR		1,692,480

		TOTAL			6,629,265

		Georgia--0.7%
1,700,000		Decatur County-Bainbridge, GA IDA, Revenue Bonds, 4.00% TOBs (John B. Sanifilippo & Son)/(LaSalle Bank, N.A. LOC), Mandatory Tender 6/1/2006	AA-/NR		1,700,068

		Illinois--5.1%
1,585,000		Broadview, IL, Tax Increment Financing Revenue Bonds, 4.40%, 7/1/2002	NR		1,585,238
45,000		Chicago, IL SFM, Collateralized SFM Revenue Bonds, (Series A-1), 4.85% (GNMA COL), 3/1/2015	NR/Aaa		46,170
1,030,000		Illinois Health Facilities Authority, Revenue Bonds, (Series 1998), 5.25% (Centegra Health System), 9/1/2003	A-/NR		1,062,239
1,000,000		Illinois Health Facilities Authority, Revenue Refunding Bonds (Series A), 4.80% (Advocate Health Care Network)/(Original Issue Yield: 4.90%), 8/15/2002	AA/Aa3		1,003,660
2,000,000		Illinois Health Facilities Authority, Revenue Refunding Bonds (Series A), 5.00% (Advocate Health Care Network), 8/15/2003	AA/Aa3		2,061,100
1,000,000		Illinois State, GO UT Bonds (First Series of December 2000), 5.50%, 12/1/2004	AA/Aa2		1,080,500
2,000,000		Illinois State, GO UT Bonds (Series 2000), 5.25%, 8/1/2003	AA/Aa2		2,078,460
3,050,000		Will & Kendall Counties, IL Community Consolidated School District No. 202, GO UT Bonds, 5.50%, 12/30/2007	AAA/Aaa		3,397,456

		TOTAL			12,314,823

		Indiana--1.3%
1,000,000		Indiana Development Finance Authority, Refunding Revenue Bonds (Series 1998A), 4.75% TOBs (Southern Indiana Gas & Electric Co.), Mandatory Tender 3/1/2006	BBB+/A2		1,006,620
1,200,000		Indiana Health Facility Financing Authority, Health System Revenue Bonds (Series 2001), 5.00% (Sisters of St. Francis Health Services), 11/1/2004	NR/Aa3		1,268,376
760,000		Indiana State HFA, SFM Revenue Bonds, (Series C-3), 4.75%, 1/1/2029	NR/Aaa		783,636

		TOTAL			3,058,632

Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
		Iowa--0.8%
$1,880,000		Iowa Finance Authority, Iowa State Revolving Fund Revenue Bonds (Series 2001), 5.00%, 8/1/2004	AAA/Aaa		$1,994,454

		Kansas--2.6%
2,000,000		Burlington, KS, (Series B), 3.25% TOBs (Kansas City Power And Light Co.), Optional Tender 8/30/2002	BBB/A2		2,002,820
2,000,000		La Cygne, KS, Environmental Improvement Revenue Refunding Bonds, (Series 1994), 3.90% TOBs (Kansas City Power And Light Co.), Mandatory Tender 9/1/2004	BBB/A1		2,026,600
265,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds, Mortgage-Backed Securities Program, (Series 1998 A-1), 4.70% (GNMA COL), 12/1/2008	NR/Aaa		269,979
1,640,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds, Mortgage-Backed Securities Program, (Series 1998 A-1), 5.00% (GNMA COL), 6/1/2013	NR/Aaa		1,708,732
340,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds (Series 2001B-1), 4.00% (GNMA COL), 12/1/2013	NR/Aaa		346,501

		TOTAL			6,354,632

		Louisiana--5.0%
1,000,000		Calcasieu Parish, LA, IDB, PCR Refunding Bonds, (Series 2001), 4.80% (Occidental Petroleum Corp.), 12/1/2006	BBB/Baa2		1,037,500
2,200,000		Lake Charles, LA Harbor & Terminal District, Port Facilities Revenue Refunding Bond, Trunkline Lining Co Project, 7.75% (Duke Energy Corp.), 8/15/2022	NR/A3		2,281,246
1,935,000		Louisiana Agricultural Finance Authority, Revenue Bonds, 5.20% (Louisiana-Pacific Corp.)/(Hibernia National Bank LOC), 5/1/2004	NR/A3		2,005,182
2,000,000		Louisiana State Energy & Power Authority, Refunding Revenue Bonds (Series 2000), 5.25% (Rodemacher Unit No. 2 Project), 1/1/2003	AAA/Aaa		2,038,400
2,500,000		St. Charles Parish, LA, PCR Refunding Bonds (Series 1999-C), 5.35% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 10/1/2003	BBB-/Baa3		2,537,775
2,000,000		St. Charles Parish, LA, PCR Refunding Revenue Bonds (Series 1999A), 4.90% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 6/1/2005	BBB-/Baa3		2,005,320

		TOTAL			11,905,423

		Maryland--0.4%
1,000,000		Prince Georges County, MD, IDRB (Series 1993), 4.25% TOBs (International Paper Co.), Optional Tender 7/15/2002	BBB/Baa2		1,002,650

Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
		Massachusetts--1.5%
$2,495,000		Massachusetts HEFA, Revenue Bonds (Series 1999A), 5.25% (Caritas Christi Obligated Group), 7/1/2004	BBB/Baa2		$2,564,810
1,060,000		Massachusetts HEFA, Revenue Bonds (Series C), 5.00% (Milton Hospital), 7/1/2004	BBB+/NR		1,105,548

		TOTAL			3,670,358

		Michigan--2.9%
2,500,000		Michigan Municipal Bond Authority, Revenue Bonds, 5.25% (Clean Water Revolving Fund), 10/1/2007	AAA/Aaa		2,752,450
1,005,000		Michigan State Hospital Finance Authority, Hospital Revenue & Refunding Bonds (Series 1998A), 4.70% (Hackley Hospital Obligated Group), 5/1/2004	NR/Baa1		1,027,040
1,265,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series A), 5.50% (Trinity Healthcare Credit Group), 12/1/2003	AA-/Aa3		1,320,913
1,000,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series A), 5.50% (Trinity Healthcare Credit Group), 12/1/2004	AA-/Aa3		1,067,540
820,000		Michigan State Hospital Finance Authority, Revenue & Refunding Bonds (Series 1998A), 4.40% (McLaren Health Care Corp.)/(Original Issue Yield: 4.45%), 6/1/2004	NR/A1		847,806

		TOTAL			7,015,749

		Missouri--1.3%
1,500,000		Missouri Highways & Transportation Commission, State Road Bonds (Series 2000A), 5.25%, 2/1/2005	AA/Aa2		1,606,065
1,500,000		Missouri Highways & Transportation Commission, State Road Bonds (Series 2000A), 5.25%, 2/1/2006	AA/Aa2		1,627,275

		TOTAL			3,233,340

		Nebraska--0.6%
1,500,000		Nebraska Public Power District, Construction Notes, 3.50%, 12/1/2003	SP-1/MIG1		1,528,245

		New Mexico--0.5%
1,245,000		Santa Fe Solid Waste Management Agency, NM, Facility Revenue Bonds (Series 1996), 5.00%, 6/1/2003	NR		1,274,756

		New York--4.6%
4,000,000		New York City, NY, UT GO Bonds (Series 1991B), 7.50% (Original Issue Yield: 7.70%), 2/1/2003	A/A2		4,078,400
1,000,000		New York City, NY, UT GO Bonds (Series D), 5.00%, 8/1/2006	A/A2		1,067,420
1,000,000		New York City, NY, UT GO Bonds (Series E), 5.00%, 8/1/2007	A/A2		1,065,670
2,360,000		New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, (Series 71), 4.75%, 10/1/2021	NR/Aa1		2,441,491
Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
		New York--continued
$1,000,000		New York State Thruway Authority, Highway and Bridge Transportation Fund Revenue Bd., (Series B-1), 5.50% (MBIA INS), 4/1/2004	AAA/Aaa		$1,059,340
1,185,000		Niagara Falls, NY City School District, COPs (Series 1998), 5.625%, 6/15/2003	BBB-/Baa2		1,225,053

		TOTAL			10,937,374

		North Carolina--2.2%
2,000,000		North Carolina Eastern Municipal Power Agency, Revenue Refunding Bonds (Series C), 5.125% (Original Issue Yield: 5.25%), 1/1/2003	BBB/Baa3		2,029,000
1,000,000		North Carolina Eastern Municipal Power Agency, Revenue Refunding Bonds (Series C), 5.25% (Original Issue Yield: 5.40%), 1/1/2004	BBB/Baa3		1,034,880
1,100,000		North Carolina HFA, SFM Revenue Bonds (Series 1997TT), 4.90%, 9/1/2024	AA/Aa2		1,114,003
1,000,000		North Carolina Municipal Power Agency No. 1, Revenue Refunding Bonds, 5.90% (Catawba Electric)/(Original Issue Yield: 5.95%), 1/1/2003	BBB+/Baa1		1,018,390

		TOTAL			5,196,273

		Ohio--6.7%
1,000,000		Beavercreek, OH Local School District, Special TANs, 4.25%, 12/1/2004	NR		1,034,180
1,170,000		Franklin County, OH, Revenue Refunding Bonds, 4.35% (Capitol South Community Urban Redevelopment Corp.), 6/1/2003	NR		1,188,346
3,000,000		Hamilton County, OH, Local Cooling Facilities Revenue Bonds (Series 1998), 4.90% TOBs (Trigen-Cinergy Solutions of Cincinnati LLC)/(Cinergy Corp. GTD), Mandatory Tender 6/1/2004	BBB/Baa2		3,031,710
1,750,000		Knox County, OH, Hospital Facilities Revenue Refunding Bonds (Series 1998), 4.30% (Knox Community Hospital)/(Radian Asset Assurance INS)/(Original Issue Yield: 4.40%), 6/1/2004	AA/NR		1,817,357
1,500,000		Mahoning County, OH Hospital Facilities, Adjustable Rate Demand Health Care Facilities Revenue Refunding Bonds (Series 2002), 4.00% TOBs (Copeland Oaks Project), Mandatory Tender 3/31/2005	NR/A3		1,501,095
610,000		Ohio HFA Multifamily Housing, Residential Mortgage Revenue Bonds (Series 1997D-1), 4.85% (GNMA COL), 3/1/2015	NR/Aaa		627,281
1,350,000		Ohio HFA Multifamily Housing, Residential Mortgage Revenue Bonds (Series 1998A-1), 4.60% (GNMA COL), 9/1/2026	AAA/Aaa		1,369,197
Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
		Ohio--continued
$1,000,000		Ohio State Air Quality Development Authority, Refunding Revenue Bonds (Series 2002A), 3.85% TOBs (Pennsylvania Power Co.), Mandatory Tender 7/1/2003	BBB-/Baa2		$1,000,000
1,000,000		Ohio State Air Quality Development Authority, Revenue Bonds (Series 2001A), 3.70% TOBs (Cincinnati Gas and Electric Co.), Mandatory Tender 8/1/2002	BBB+/Baa1		1,000,460
1,000,000		Ohio State Water Development Authority Pollution Control Facilities, Refunding Revenue Bonds (Series B), 4.40% TOBs (Ohio Edison Co.), Mandatory Tender 12/1/2003	BBB-/Baa2		1,002,710
1,500,000		Ohio State Water Development Authority, Refunding Facility PCR Bonds, 4.30% TOBs (Ohio Edison Co.), Mandatory Tender 6/1/2003	BBB-/Baa2		1,501,710
1,000,000		University of Cincinnati, OH, General Receipts Revenue Bonds (Series A), 5.50%, 6/1/2006	AAA/Aaa		1,097,260

		TOTAL			16,171,306

		Oklahoma--4.0%
3,335,000		Oklahoma HFA, SFM Revenue Bonds (Series 1998D-2), 6.25% (GNMA COL), 9/1/2029	NR/Aaa		3,570,885
2,000,000		Tulsa, OK International Airport, General Revenue Bonds, 5.00% (FGIC INS), 6/1/2003	AAA/Aaa		2,057,200
2,000,000		Tulsa, OK International Airport, General Revenue Bonds, 5.00% (FGIC INS), 6/1/2004	AAA/Aaa		2,098,560
2,000,000		Tulsa, OK Municipal Airport, Transportation Refunding Revenue Bonds (Series 2000A), 5.80% TOBs (American Airlines, Inc.), Mandatory Tender 12/1/2004	BB/B1		1,910,060

		TOTAL			9,636,705

		Oregon--0.9%
1,000,000		Clackamas County, OR Hospital Facilities Authority, Revenue Refunding Bonds (Series 2001), 5.00% (Legacy Health System), 5/1/2004	AA/Aa3		1,049,590
1,000,000		Clackamas County, OR Hospital Facilities Authority, Revenue Refunding Bonds (Series 2001), 5.00% (Legacy Health System), 5/1/2006	AA/Aa3		1,065,850

		TOTAL			2,115,440

		Pennsylvania--8.7%
5,000,000		Montgomery County, PA, IDA, PCR Refunding Bonds (Series 1999A), 5.20% TOBs (Peco Energy Co.), Mandatory Tender 10/1/2004	BBB+/A3		5,221,950
3,000,000		Northampton County, PA, IDA, 2.10% CP (American Water Capital Corp.), Mandatory Tender 7/24/2002	BBB+/Baa1		3,000,000
1,500,000		Pennsylvania EDFA, Resource Recovery Refunding Revenue Bonds (Series B), 6.75% (Northampton Generating), 1/1/2007	BBB-/NR		1,544,325
Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
		Pennsylvania--continued
$2,500,000		Pennsylvania State Higher Education Assistance Agency, (Series 2002 A), 2.35% TOBs (FSA INS)/(Bayerische Landesbank Girozentrale, Lloyds TSB Bank PLC, London, State Street Bank and Trust Co. and Westdeutsche Landesbank Girozentrale LIQs), Optional Tender 7/1/2003	AAA/Aaa		$2,511,925
200,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75% (UPMC Health System), 1/15/2007	A+/NR		214,820
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75% (UPMC Health System), 1/15/2008	A+/NR		1,072,140
1,250,000		Pennsylvania State Turnpike Commission, Turnpike Refunding Revenue Bonds (Series 2001S), 5.50%, 6/1/2006	AAA/Aaa		1,372,550
2,000,000		Pennsylvania State University, Revenue Refunding Bonds, 5.00%, 3/1/2004	AA/Aa2		2,099,820
2,010,036		Philadelphia, PA Municipal Authority, Equipment Revenue Bonds (Series 1997A), 5.297% (Philadelphia, PA Gas Works)/(AMBAC INS), 10/1/2004	AAA/Aaa		2,141,793
1,000,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 5.50% (Guthrie Healthcare System), 12/1/2005	A-/NR		1,068,260
640,000		Scranton-Lackawanna, PA Health & Welfare Authority, Revenue Bonds, 7.125% (Allied Services Rehabilitation Hospitals, PA), 7/15/2005	NR		671,494

		TOTAL			20,919,077

		Rhode Island--2.6%
1,498,000		Cranston, RI, 3.75% BANs, 11/14/2002	NR		1,501,985
2,775,000		Johnston, RI, (2002 Series), 3.00% BANs, 6/19/2003	NR		2,799,087
600,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 5.00% (Lifespan Obligated Group), 8/15/2005	BBB/Baa2		616,926
650,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 5.25% (Lifespan Obligated Group), 8/15/2006	BBB/Baa2		671,990
700,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 5.50% (Lifespan Obligated Group), 8/15/2007	BBB/Baa2		727,909

		TOTAL			6,317,897

		South Carolina--0.4%
1,000,000		Piedmont Municipal Power Agency, SC, Refunding Electric Revenue Bonds (Series 2002A), 5.00%, 1/1/2004	AAA/Aaa		1,045,040

		South Dakota--0.6%
1,240,000		South Dakota State Health & Educational Authority, Refunding Revenue Bonds, 5.25% (Sioux Valley Hospital & Health System), 11/1/2005	A+/A1		1,317,103

Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
		Tennessee--4.6%
$485,000		Clarksville, TN Natural Gas Acquisition Corp., Gas Refunding Revenue Bonds, 4.00% (Dominion Resources, Inc.), 11/1/2002	BBB+/NR		$487,275
490,000		Clarksville, TN Natural Gas Acquisition Corp., Gas Refunding Revenue Bonds, 4.50% (Dominion Resources, Inc.), 5/1/2003	BBB+/NR		497,316
500,000		Clarksville, TN Natural Gas Acquisition Corp., Gas Refunding Revenue Bonds, 5.00% (Dominion Resources, Inc.), 11/1/2003	BBB+/NR		513,050
1,000,000		Metropolitan Government Nashville & Davidson County, TN HEFA, Multifamily Housing Revenue Bonds, 5.20% TOBs (American Housing Corp.)/(FNMA INS), Mandatory Tender 2/1/2006	AAA/NR		1,030,560
1,995,000		Metropolitan Government Nashville & Davidson County, TN HEFA, Refunding Revenue Bonds (Series B), 4.50% (Vanderbilt University), 10/1/2005	AA/Aa2		2,117,114
2,085,000		Metropolitan Government Nashville & Davidson County, TN HEFA, Refunding Revenue Bonds (Series B), 4.50% (Vanderbilt University), 10/1/2006	AA/Aa2		2,222,381
2,000,000		Metropolitan Government Nashville & Davidson County, TN HEFA, Revenue Bonds, 6.875% (Meharry Medical College)/(Original Issue Yield: 7.27%), 12/1/2024	AAA/Aaa		2,264,000
2,000,000		Metropolitan Government Nashville & Davidson County, TN IDB, Revenue Bonds, 4.10% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2004	BBB/NR		2,003,200

		TOTAL			11,134,896

		Texas--6.5%
3,000,000		Brazos River Authority, TX, (Series 1995B), 5.05% TOBs (TXU Electric Co.), Mandatory Tender 6/19/2006	BBB+/Baa2		3,046,320
1,000,000		Brazos River Authority, TX, Revenue Refunding Bonds (Series 1999C), 5.20% TOBs (Reliant Energy, Inc.), Mandatory Tender 12/1/2002	BBB/Baa1		981,530
1,370,000		Gregg County, TX, HFDC, Hospital Revenue Bonds (Series 2002A), 5.50% (Good Shepherd Medical Center), 10/1/2005	BBB/Baa2		1,418,964
2,000,000		Gulf Coast, TX Waste Disposal Authority, Environmental Facilities Refunding Revenue Bonds, 4.20% (Occidental Petroleum Corp.), 11/1/2006	BBB/Baa2		2,009,600
2,070,000		Lewisville, TX, Combination Contract Revenue & Special Assessment Bonds (Series 1997), 4.95% (United States Treasury GTD), 5/1/2021	NR		2,156,257
3,000,000		Matagorda County, TX Navigation District Number One, PCR Refunding Bonds (Series 1999A), 3.75% TOBs (Central Power & Light Co.), Mandatory Tender 11/1/2003	BBB+/Baa1		2,997,930
Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
		Texas--continued
$1,000,000		North Central Texas HFDC, Hospital Revenue Refunding Bonds (Series 2002), 4.00% (Children's Medical Center of Dallas)/(AMBAC INS), 8/15/2004	AAA/Aaa		$1,037,630
750,000		Sabine River Authority, TX, PCR Refunding Bonds (Series 2001C), 4.00% TOBs (TXU Electric Co.), Mandatory Tender 11/1/2003	BBB+/Baa2		754,650
1,130,000		Tarrant County, TX Jr. College District, Refunding GO LT Bonds (Series 2001A), 4.75%, 2/15/2004	AAA/Aa1		1,179,867

		TOTAL			15,582,748

		Utah--0.8%
1,650,000		Alpine, UT School District, GO UT Bonds, 5.25%, 3/15/2006	NR/Aaa		1,788,484

		Virginia--0.8%
2,000,000		Louisa, VA, IDA, Solid Waste & Sewage Disposal Revenue Bonds (Series 2000A), 3.15% TOBs (Virginia Electric & Power Co.), Mandatory Tender 4/1/2003	A-/A3		2,002,780

		Washington--4.8%
1,155,000		Clark County, WA Public Utilities District No. 001, Generating System Revenue Refunding Bonds (Series 2000), 5.50%, 1/1/2005	AAA/Aaa		1,237,421
2,065,000		Clark County, WA Public Utilities District No. 001, Generating System Revenue Refunding Bonds (Series 2000), 5.50%, 1/1/2006	AAA/Aaa		2,244,676
1,310,000		Spokane, WA, Refunding GO UT Bonds, 5.50%, 12/15/2007	AAA/Aaa		1,456,248
1,400,000		Tacoma, WA Solid Waste Utility, (Series B) Revenue Refunding Bonds, 5.50% (AMBAC INS), 12/1/2002	AAA/Aaa		1,423,548
280,000		Tacoma, WA Solid Waste Utility, (Series B) Revenue Refunding Bonds, 5.50% (AMBAC INS), 12/1/2002	AAA/Aaa		284,777
2,500,000		Washington State Public Power Supply System, Nuclear Project No. 2 Revenue Refunding Bond, (Series 1997B), 5.50% (Energy Northwest, WA), 7/1/2003	NR/Aa1		2,594,200
2,000,000		Washington State, Refunding GO UT Bonds, 5.25%, 9/1/2005	AA+/Aa1		2,162,020

		TOTAL			11,402,890

		Wisconsin--0.7%
1,500,000		Wisconsin State HEFA, Revenue Bonds (Series 2002A), 5.00% (Ministry Health Care), 2/15/2005	AAA/Aaa		1,586,205

		Wyoming--0.9%
2,150,000		Albany County, WY, PCR Bonds (Series 1985), 3.30% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2002	BBB/NR		2,172,210

		TOTAL SHORT-INTERMEDIATE MUNICIPAL SECURITIES (IDENTIFIED COST $210,531,118)			214,848,333

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPAL SECURITIES--10.5%[2]
		Arizona--1.0%
$1,200,000		Prescott, AZ, IDA, (Series A) Weekly VRDNs (Prescott Convention Center, Inc.)/(Household Finance Corp. GTD)	A-1/NR		$1,200,000
1,200,000		Prescott, AZ, IDA, (Series B) Weekly VRDNs (Prescott Convention Center)/(Household Finance Corp. GTD)	A-1/NR		1,200,000

		TOTAL			2,400,000

		Georgia--0.4%
1,000,000		Bibb County, GA Development Authority, (Series 1991IR-1) Weekly VRDNs (Temple-Inland, Inc.)	BBB/NR		1,000,000

		Mississippi--3.4%
8,100,000		Jackson County, MS Port Facility Daily VRDNs (ChevronTexaco Corp. GTD)	NR/Aa2		8,100,000

		New York--0.6%
1,500,000		New York State Energy Research & Development Authority, Poll Ctrl Revenue Adjustable Rate Bonds (1988 Series A) Daily VRDNs (Niagara Mohawk Power Corp.)/(JPMorgan Chase Bank LOC)	AA/NR		1,500,000

		Tennessee--0.4%
1,000,000		Carter County, TN, IDB, (Series 1983) Weekly VRDNs (Inland Container Corp.)/(Temple-Inland, Inc. GTD)	BBB/NR		1,000,000

		Texas--4.4%
10,500,000		Harris County, TX, HFDC, (Series 1994) Daily VRDNs (Methodist Hospital, Harris County, TX)	AA/NR		10,500,000

		Washington--0.3%
800,000		Port Grays Harbor, WA Industrial Development Corp., Solid Waste Disposal Revenue Bonds (Series 1993) Weekly VRDNs (Weyerhaeuser Co.)	BBB/NR		800,000

		TOTAL SHORT-TERM MUNICIPAL SECURITIES (IDENTIFIED COST $25,300,000)			25,300,000

		TOTAL INVESTMENTS (IDENTIFIED COST $235,831,118)[4]			$240,148,333

1 Please refer to the Appendix of the Statement of Additional information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Securities that are subject to AMT represent 20.8% of the portfolio as calculated based upon total portfolio market value (unaudited).

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At June 30, 2002, these securities amounted to $1,019,119 which represents 0.4% of net assets.

4 The cost of investments for generally accepted accounting principles ("GAAP") is $235,831,118. Cost for federal tax purposes is $235,831,118. The net unrealized appreciation of investments on a federal tax basis amounts to $4,317,215 which is comprised of $4,491,451 appreciation and $174,236 depreciation at June 30, 2002.

Note: The categories of investments are shown as a percentage of net assets ($240,411,701) at June 30, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
COPs	--Certificates of Participation
CP	--Commercial Paper
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQs	--Liquidity Agreements
LOC	--Letter of Credit
LT	--Limited Tax
MBIA	--Municipal Bond Investors Assurance
PCR	--Pollution Control Revenue
SFM	--Single Family Mortgage
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2002

Assets:
Total investments in securities, at value (identified cost $235,831,118)		$240,148,333
Cash		16,784
Income receivable		2,811,259
Receivable for investments sold		610,000
Receivable for shares sold		339,604

TOTAL ASSETS		243,925,980

Liabilities:
Payable for investments purchased	$3,022,069
Payable for shares redeemed	107,315
Income distribution payable	371,717
Accrued expenses	13,178

TOTAL LIABILITIES		3,514,279

Net assets for 23,234,833 shares outstanding		$240,411,701

Net Assets Consist of:
Paid in capital		$241,532,571
Net unrealized appreciation of investments		4,317,215
Accumulated net realized loss on investments		(5,438,008)
Distributions in excess of net investment income		(77)

TOTAL NET ASSETS		$240,411,701

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$211,834,535 ÷ 20,473,034 shares outstanding		$10.35

Institutional Service Shares:
$28,577,166 ÷ 2,761,799 shares outstanding		$10.35

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended June 30, 2002

Investment Income:
Interest			$9,192,484

Expenses:
Investment adviser fee		$871,572
Administrative personnel and services fee		163,792
Custodian fees		11,264
Transfer and dividend disbursing agent fees and expenses		54,322
Directors'/Trustees' fees		11,589
Auditing fees		12,900
Legal fees		3,514
Portfolio accounting fees		78,569
Distribution services fee--Institutional Service Shares		59,968
Shareholder services fee--Institutional Shares		484,764
Shareholder services fee--Institutional Service Shares		59,968
Share registration costs		43,675
Printing and postage		26,568
Insurance premiums		1,141
Miscellaneous		10,391

TOTAL EXPENSES		1,893,997

Waivers:
Waiver of investment adviser fee	$(260,224)
Waiver of transfer and dividend disbursing agent fees and expenses	(4,879)
Waiver of shareholder services fee--Institutional Shares	(484,764)
Waiver of distribution services fee--Institutional Service Shares	(59,968)

TOTAL WAIVERS		(809,835)

Net expenses			1,084,162

Net investment income			8,108,322

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(315,236)
Net change in unrealized appreciation of investments			1,883,229

Net realized and unrealized gain on investments			1,567,993

Change in net assets resulting from operations			$9,676,315

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended June 30	2002	2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,108,322	$7,853,782
Net realized loss on investments and futures contracts	(315,236)	(231,229)
Net change in unrealized appreciation (depreciation) of investments	1,883,229	4,390,033

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,676,315	12,012,586

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(7,270,217)	(7,218,656)
Institutional Service Shares	(838,177)	(635,126)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,108,394)	(7,853,782)

Share Transactions:
Proceeds from sale of shares	133,457,181	63,282,565
Net asset value of shares issued to shareholders in payment of distributions declared	3,625,248	3,391,329
Cost of shares redeemed	(87,114,862)	(68,289,537)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	49,967,567	(1,615,643)

Change in net assets	51,535,488	2,543,161

Net Assets:
Beginning of period	188,876,213	186,333,052

End of period	$240,411,701	$188,876,213

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2002

ORGANIZATION

Federated Short-Term Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide dividend income which is exempt from federal regular income tax. The Fund pursues this investment objective by investing in a portfolio of municipal securities with a dollar-weighted average maturity of less than three years.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.

Investment Valuations

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued according to the mean between bid and ask prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. The following reclassification has been made to the financial statements.

Increase (Decrease)
Accumulated Net Realized Loss	Distributions in Excess of Net Investment Income
$65	$(65)

As of June 30, 2002, the tax composition of dividends was as follows:

Tax exempt income	$8,108,394

Long-term capital gains	--

As of June 30, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed tax exempt income	$371,640

Undistributed long-term gains	--

Unrealized appreciation	4,317,215

At year end, there were no significant differences between the GAAP basis and tax basis of components of net assets

CHANGE IN ACCOUNTING PRINCIPLE

Effective July 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. Prior to July 1, 2001, the Fund did not accrete discount and amortize premium on long-term debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Funds, but resulted in adjustments to the financial statements as follows:

	As of 7/1/2001		For the Year Ended 6/30/2002
	Cost of Investments	Undistributed Net Investment Income	Distributions in Excess of Net Investment Income	Net Unrealized Appreciation	Net Realized Loss
Increase (decrease)	$60	$60	$4	$60	$(64)

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At June 30, 2002, the Fund, for federal tax purposes, had a capital loss carryforward of $5,384,635 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2003	$1,189,491

2004	$ 2,597,123

2005	$ 170,193

2008	$ 541,582

2009	$ 624,448

2010	$ 261,798

Additionally, net capital losses of $53,373 attributable to security transactions incurred after October 31, 2001, are treated as arising on July 1, 2002, the first day of the Fund's next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases bond futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended June 30, 2002, the Fund had no realized gains or losses on futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. At June 30, 2002, the Fund had no outstanding futures contracts.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Additional information on each restricted security held at June 30, 2002 is as follows:

Security	Acquisition Date	Acquisition Cost
Birmingham, AL, Fire Equipment Lease Obligation No. 2, 5.60% 11/5/2004	11/09/1999	$978,032

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended June 30	2002		2001
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	10,227,717	$105,457,839	4,006,638	$40,727,511
Shares issued to shareholders in payment of distributions declared	287,586	2,965,891	295,132	2,999,450
Shares redeemed	(6,310,639)	(65,033,764)	(5,178,752)	(52,577,699)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	4,204,664	$43,389,966	(876,982)	$(8,850,738)

Year Ended June 30	2002		2001
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,714,933	$27,999,342	2,219,082	$22,555,054
Shares issued to shareholders in payment of distributions declared	63,921	659,357	38,544	391,879
Shares redeemed	(2,145,316)	(22,081,098)	(1,552,641)	(15,711,838)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	633,538	$6,577,601	704,985	$7,235,095

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	4,838,202	$49,967,567	(171,997)	$(1,615,643)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will reimburse, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, distribution and shareholder services fees, and extraordinary expenses) exceed 0.45% of average daily net assets of the Fund.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntarily waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the year ended June 30, 2002, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $209,858,590 and $129,730,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended June 30, 2002, were as follows:

Purchases	$95,177,239

Sales	$67,697,942

FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended June 30, 2002, the Fund did not designate any long-term capital gain dividends. At June 30, 2002, 100% of distributions from net investment income is exempt from federal income tax, other than AMT.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
FEDERATED SHORT TERM MUNICIPAL TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Short Term Municipal Trust (the "Fund"), as of June 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended June 30, 1999, were audited by other auditors whose report, dated August 27, 1999, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Short Term Municipal Trust, at June 30, 2002, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
August 16, 2002

Board of Trustees and Fund Officers

The following table gives information about each Board member and the senior officers of the Fund[s]. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 139 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--six portfolios; CCMI Funds--one portfolio; FirstMerit Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: May 1981	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: November 1999

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE Began serving: November 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Partner, Andersen Worldwide SC (prior to 9/1/97).

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: April 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: April 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: February 1984

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: April 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor).

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Fund	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT

Jeff A. Kozemchak has been the Fund's Portfolio Manager since 1996. He is Vice President of the Fund. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.


A Statement of Additional Information (SAI) dated August 31, 2002, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.


You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated
World-Class Investment Manager
Federated Short-Term Municipal Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Investment Company Act File No. 811-3181

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

Cusip 313907206


8072507A-SS (8/02)


Federated Investors
World-Class Investment Manager

Federated Short-Term Municipal Trust

PROSPECTUS


August 31, 2002


INSTITUTIONAL SHARES

A mutual fund seeking dividend income which is exempt from federal regular income tax by investing in a portfolio of tax exempt securities with a dollar-weighted average maturity of less than three years.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 4

What are the Fund's Investment Strategies? 5

What are the Principal Securities in Which the Fund Invests? 7

What are the Specific Risks of Investing in the Fund? 10

What Do Shares Cost? 12

How is the Fund Sold? 12

How to Purchase Shares 13

How to Redeem Shares 14

Account and Share Information 17

Who Manages the Fund? 18

Financial Information 19

Report of Ernst & Young LLP, Independent Auditors 42

Board of Trustees and Fund Officers 43

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide dividend income which is exempt from federal regular income tax. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund pursues its objective by investing its assets so that normally, distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The Fund's dollar-weighted average portfolio maturity will be less than three years.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risks. Prices of tax exempt securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of tax exempt securities with longer durations.
  Credit Risks. Issuers of tax exempt securities may default on the payment of interest or principal when due.
  Call Risks. Issuers of tax exempt securities may redeem the securities prior to maturity at a price below their current market value.


Other risk factors associated with an investment in the Fund include prepayment risk, sector risk, liquidity risk, tax risk and leverage risk.


The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table


The performance information shown below will help you analyze the Fund's Institutional Shares investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.



The Fund's Institutional Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.



The Fund's Institutional Shares total return for the six-month period from January 1, 2002 to June 30, 2002 was 2.60%.



Within the period shown in the bar chart, the Fund's Institutional Shares highest quarterly return was 3.08% (quarter ended March 31, 1995). Its lowest quarterly return was (0.59)% (quarter ended March 31, 1994).


Average Annual Total Return Table


Return Before Taxes is shown for the Fund's Institutional Shares. In addition, Return After Taxes is shown for the Fund's Institutional Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 1-Year Municipal Index ("LB1MI") and Lehman Brothers 3-Year Municipal Index ("LB3MI"), broad-based market indexes. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.



(For the periods ended December 31, 2001)


	1 Year	5 Years	10 Years
Fund:
Return Before Taxes	5.50%	4.27%	4.26%
Return After Taxes on Distributions[2]	5.50%	4.27%	4.26%
Return After Taxes on Distributions and Sale of Fund Shares[2]	5.00%	4.28%	4.26%
LB1MI	5.77%	4.68%	N/A1
LB3MI	6.59%	5.08%	5.19%


1 The LB1MI began performance on July 1, 1993.



2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.


What are the Fund's Fees and Expenses?

FEDERATED SHORT-TERM MUNICIPAL TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price) .	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[1]	0.40%
Distribution (12b-1) Fee	None
Shareholder Services Fee[2]	0.25%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.84%
Total Waivers of Fund Expenses	0.37%
Total Actual Annual Fund Operating Expenses (after waivers)	0.47%

1 Pursuant to the investment advisory contract, the Adviser waived a portion of the management fee. The management fee paid by the Fund (after the contractual waiver) was 0.28% for the fiscal year ended June 30, 2002. Shareholders must approve any change to the contractual waiver.

2 The shareholder services fee has been waived. The shareholder services fee paid by the Fund's Institutional Shares (after the waiver) was 0.00% for the fiscal year ended June 30, 2002.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are after waivers as shown in the table remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


1 Year	$48

3 Years	$151

5 Years	$263

10 Years	$591

What are the Fund's Investment Strategies?


The Fund will invest its assets so that normally, distributions of annual interest income are exempt from federal regular income tax. The tax exempt securities in which the Fund invests are investment grade at the time of purchase. The Fund's dollar-weighted average portfolio maturity is less than three years. Interest from the Fund's investments may be subject to AMT. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, emphasizing credit quality while seeking to manage the Fund's interest rate risk and provide enhanced levels of income.


The Adviser performs a fundamental credit analysis on tax exempt securities before the Fund purchases such securities. The Adviser considers various factors, including the following:

  the economic feasibility of revenue bond financings and general purpose financings;
  the financial condition of the issuer or guarantor; and
  political developments that may affect credit quality.

The Adviser monitors the credit risks of all securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).


The Adviser manages the Fund's interest rate risk by adjusting the duration of its portfolio. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's duration, the greater the change in the portfolio's value in response to a change in market interest rates. The Adviser will increase or reduce the Fund's portfolio duration based on its interest rate outlook. When the Adviser expects interest rates to fall, it will maintain a longer portfolio duration. When the Adviser expects interest rates to increase, it will shorten the portfolio duration. The Adviser uses hedging transactions for purposes of duration management. The Adviser considers a variety of factors in formulating its interest rate outlook, including the following:


  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve's monetary policy; and
  supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities.


The Adviser attempts to provide enhanced levels of income, subject to the Fund's maturity, quality and duration constraints, through the following management techniques. The Adviser will engage in a relative value analysis; that is, the Adviser will assess the cost of a tax exempt security compared with other tax exempt securities and taxable securities such as U.S. Treasury obligations. The Adviser may also allocate investments in sectors of the tax exempt market that offer the highest return. Finally, the Adviser will invest a portion of the portfolio in tax exempt securities subject to AMT, which may offer higher returns.



Because the Fund refers to municipal investments in its name, it has an investment policy that it will normally invest so that at least 80% of the income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.


TEMPORARY DEFENSIVE INVESTMENTS


The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors. This may also cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the amount invested by shareholders.



HEDGING TRANSACTIONS



Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivative contracts, or derivative contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivative contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivative contracts that cover a narrow range of circumstances; or (3) involve the sale of derivative contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful and could result in increased expenses and losses to the Fund.


What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES


Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.


Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.


The following describes the principal types of tax exempt securities in which the Fund may invest.


General Obligation Bonds

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls could result in a default on the bonds.

Municipal Mortgage Backed Securities

Municipal mortgage backed securities are special revenue bonds the proceeds of which may be used to provide mortgage loans for single family homes or to finance multifamily housing. Municipal mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Municipal mortgage backed securities generally have fixed interest rates.

Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to AMT. The Fund may invest in bonds subject to AMT.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.


DERIVATIVE CONTRACTS



Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.



Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty.



Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the fund to liquidity, leverage and tax risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.


INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES


The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's, an NRSRO, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on its assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade. If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.


What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates. The Fund attempts to manage interest rate risk by limiting its portfolio maturity and duration.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.


Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Services. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.


The Fund attempts to manage credit risk by purchasing investment grade securities.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

PREPAYMENT RISKS


Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on municipal mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a fund holding municipal mortgage backed securities.


For example, when interest rates decline, the values of municipal mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on municipal mortgage backed securities.

Conversely, when interest rates rise, the values of municipal mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of municipal mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by insurance companies, banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings or are not widely held.

These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.


Liquidity risk also refers to the possibility that the Fund may not be able to close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.



TAX RISKS



The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Additionally, the Fund may not be able to close out certain derivative contracts when it wants to. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.



LEVERAGE RISKS



Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.


What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.


The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to accounts for which financial institutions act in a fiduciary or agency capacity, or to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans.


The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317


Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.


BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.


If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.


By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.


The Adviser and other subsidiaries of Federated advise approximately 139 mutual funds and a variety of separate accounts, which totaled approximately $180 billion in assets as of December 31, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.


THE FUND'S PORTFOLIO MANAGERS ARE:

Jeff A. Kozemchak

Jeff A. Kozemchak has been the Fund's Portfolio Manager since June 1996. He is Vice President of the Fund. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Mary Jo Ochson

Mary Jo Ochson has been the Fund's Portfolio Manager since January 1997. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual renewal by the Fund's Board of Trustees, the Adviser will reimburse the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses exceed 0.45% of its average daily net assets.

Financial Information


The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.


This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Report of Independent Auditors on page 42.

Year Ended June 30	2002	2001	2000 [1]	1999	1998
Net Asset Value, Beginning of Period	$10.27	$10.03	$10.20	$10.29	$10.26
Income From Investment Operations:
Net investment income	0.39 [2]	0.44	0.43	0.44	0.44
Net realized and unrealized gain (loss) on investments and futures contract	0.08 [2]	0.24	(0.17)	(0.09)	0.03

TOTAL FROM INVESTMENT OPERATIONS	0.47	0.68	0.26	0.35	0.47

Less Distributions:
Distributions from net investment income	(0.39)	(0.44)	(0.43)	(0.44)	(0.44)

Net Asset Value, End of Period	$10.35	$10.27	$10.03	$10.20	$10.29

Total Return[3]	4.63%	6.90%	2.65%	3.39%	4.68%

Ratios to Average Net Assets:

Expenses	0.47%	0.47%	0.47%	0.47%	0.47%

Net investment income	3.75%[2]	4.32%	4.29%	4.21%	4.28%

Expense waiver/reimbursement[4]	0.37%	0.40%	0.37%	0.37%	--

Supplemental Data:

Net assets, end of period (000 omitted)	$211,835	$167,025	$172,051	$202,226	$184,903

Portfolio turnover	33%	58%	31%	19%	33%

1 Beginning with the year ended June 30, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years were audited by other auditors.

2 Effective July 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium and long-term debt securities. For the year ended June 30, 2002, this change had no effect on the net investment income per share or net realized and unrealized gain on investments per share, and the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to July 1, 2001 have not been restated to reflect this change in presentation.

3 Based on NAV, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

June 30, 2002

Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--89.4%[2]
		Alabama--4.1%
$978,032	[3]	Birmingham, AL, Fire Equipment Lease Obligation No. 2, 5.60%, 11/5/2004	NR		$1,019,119
860,000		Huntsville, AL Health Care Authority, Revenue Bonds, 4.75% (Huntsville Hospital System), 6/1/2004	NR/A2		890,023
3,280,000		Huntsville, AL, GO UT Warrants, 5.375%, 12/1/2003	NR		3,297,023
1,275,000		Lauderdale County & Florence, AL Health Care Authority, Revenue Bonds (Series 2000A), 5.50% (Coffee Health Group), 7/1/2006	AAA/Aaa		1,390,260
1,190,000		Lauderdale County & Florence, AL Health Care Authority, Revenue Bonds Series 2000A), 5.50% (Coffee Health Group), 7/1/2005	AAA/Aaa		1,285,474
2,000,000		Mobile, AL, IDB, (Series 1994A), 3.25% TOBs (International Paper Co.), Optional Tender 12/1/2002	BBB/Baa2		2,000,840

		TOTAL			9,882,739

		Alaska--3.8%
3,000,000		Alaska State Housing Finance Corp., State Capital Project Revenue Bonds (Series 2001A), 5.00%, 12/1/2006	AAA/Aaa		3,250,470
1,260,000		Anchorage, AK, GO UT Bonds (Series B), 5.00% (FGIC INS), 12/1/2003	AAA/Aaa		1,317,695
3,500,000		Valdez, AK Marine Terminal, (Series 1994B), 3.10% TOBs (Phillips Transportation Alaska, Inc.)/(Phillips Petroleum Co. GTD), Optional Tender 1/1/2003	BBB+/A3		3,505,460
1,000,000		Valdez, AK Marine Terminal, (Series 1994C), 2.90% TOBs (Phillips Transportation Alaska, Inc.)/(Phillips Petroleum Co. GTD), Optional Tender 1/1/2003	BBB+/A3		998,800

		TOTAL			9,072,425

		Arizona--3.2%
3,000,000		Arizona State Transportation Board, Transportation Excise Tax Revenue Bonds (Series 2000), 5.00% (Maricopa County, AZ Regional Area Road Fund), 7/1/2003	AA/Aa2		3,103,920
1,500,000		Maricopa County, AZ Pollution Control Corp., (Series 1994E), 3.75% TOBs (Arizona Public Service Co.), Mandatory Tender 4/8/2003	BBB/Baa1		1,501,770
2,000,000		Maricopa County, AZ Pollution Control Corp., Refunding Revenue Bonds (Series 1994B), 3.30% TOBs (Arizona Public Service Co.), Mandatory Tender 11/1/2002	BBB/NR		1,994,540
1,000,000		Maricopa County, AZ, IDA, 2.00% CP (American Water Capital Corp.), Mandatory Tender 9/5/2002	BBB+/Baa1		1,000,000

		TOTAL			7,600,230

Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
		Arkansas--0.7%
$1,000,000		Arkansas Development Finance Authority, Exempt Facilities Revenue Bonds, 3.50% TOBs (Waste Management, Inc. GTD), Mandatory Tender 8/1/2002	BBB/NR		$1,000,030
677,922		Arkansas Development Finance Authority, SFM Revenue Bonds (Series 1997A-R), 6.50% (MBIA INS), 2/1/2011	AAA/NR		666,221

		TOTAL			1,666,251

		California--0.8%
1,000,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2002C), 3.70% TOBs (Kaiser Permanente), Mandatory Tender 2/1/2005	A/A3		1,003,000
1,000,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2002D), 4.35% TOBs (Kaiser Permanente), Mandatory Tender 2/1/2007	A/A3		1,023,650

		TOTAL			2,026,650

		Colorado--1.0%
415,000		Colorado HFA, SFM Revenue Bond, (Series C-1), 7.65%, 12/1/2025	NR/Aa2		434,576
142,000		Colorado HFA, SFM Program Senior Bonds, (Series 1998C-2), 4.50%, 11/1/2005	NR/Aa2		143,123
105,000		Colorado HFA, SFM Program Subordinate Bonds, (Series 1998B), 4.625%, 11/1/2005	NR/A1		105,870
500,000		Colorado Health Facilities Authority, Hospital Refunding Revenue Bonds, 4.50% (Parkview Medical Center), 9/1/2002	NR/Baa1		501,330
500,000		Colorado Health Facilities Authority, Hospital Refunding Revenue Bonds, 4.75% (Parkview Medical Center), 9/1/2003	NR/Baa1		509,565
640,000		Colorado Health Facilities Authority, Hospital Refunding Revenue Bonds, 5.00% (Parkview Medical Center), 9/1/2004	NR/Baa1		662,419

		TOTAL			2,356,883

		District of Columbia--0.5%
1,200,000		District of Columbia, Revenue Bonds (Series 1999), 5.30% TOBs (819 7th Street, LLC Issue)/(Branch Banking & Trust Co., Winston-Salem LOC), Mandatory Tender 10/1/2004	A+/NR		1,234,332

		Florida--2.8%
995,000		Florida Housing Finance Corp., Homeowner Mortgage Revenue Bonds, (Series 2), 4.75% (MBIA INS), 7/1/2019	AAA/Aaa		1,028,711
1,300,000		Florida State Board of Education Capital Outlay, GO UT Bonds (Series 2001E), 5.00% (Florida State), 6/1/2004	AA+/Aa2		1,372,462
500,000		Miami Beach, FL Health Facilities Authority, Hospital Revenue Bonds (Series 2001B), 5.50% TOBs (Mt. Sinai Medical Center, FL) 5/15/2005	BB/Ba3		469,690
Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
		Florida--continued
$1,885,000		Miami-Dade County, FL School District, COPs (Series A), 5.25%, 10/1/2006	AAA/Aaa		$2,065,922
1,600,000		Palm Beach County, FL Health Facilities Authority, Hospital Refunding Revenue Bonds (Series 2001), 5.00% (BRCH Corp. Obligated Group), 12/1/2004	A+/NR		1,692,480

		TOTAL			6,629,265

		Georgia--0.7%
1,700,000		Decatur County-Bainbridge, GA IDA, Revenue Bonds, 4.00% TOBs (John B. Sanifilippo & Son)/(LaSalle Bank, N.A. LOC), Mandatory Tender 6/1/2006	AA-/NR		1,700,068

		Illinois--5.1%
1,585,000		Broadview, IL, Tax Increment Financing Revenue Bonds, 4.40%, 7/1/2002	NR		1,585,238
45,000		Chicago, IL SFM, Collateralized SFM Revenue Bonds, (Series A-1), 4.85% (GNMA COL), 3/1/2015	NR/Aaa		46,170
1,030,000		Illinois Health Facilities Authority, Revenue Bonds, (Series 1998), 5.25% (Centegra Health System), 9/1/2003	A-/NR		1,062,239
1,000,000		Illinois Health Facilities Authority, Revenue Refunding Bonds (Series A), 4.80% (Advocate Health Care Network)/(Original Issue Yield: 4.90%), 8/15/2002	AA/Aa3		1,003,660
2,000,000		Illinois Health Facilities Authority, Revenue Refunding Bonds (Series A), 5.00% (Advocate Health Care Network), 8/15/2003	AA/Aa3		2,061,100
1,000,000		Illinois State, GO UT Bonds (First Series of December 2000), 5.50%, 12/1/2004	AA/Aa2		1,080,500
2,000,000		Illinois State, GO UT Bonds (Series 2000), 5.25%, 8/1/2003	AA/Aa2		2,078,460
3,050,000		Will & Kendall Counties, IL Community Consolidated School District No. 202, GO UT Bonds, 5.50%, 12/30/2007	AAA/Aaa		3,397,456

		TOTAL			12,314,823

		Indiana--1.3%
1,000,000		Indiana Development Finance Authority, Refunding Revenue Bonds (Series 1998A), 4.75% TOBs (Southern Indiana Gas & Electric Co.), Mandatory Tender 3/1/2006	BBB+/A2		1,006,620
1,200,000		Indiana Health Facility Financing Authority, Health System Revenue Bonds (Series 2001), 5.00% (Sisters of St. Francis Health Services), 11/1/2004	NR/Aa3		1,268,376
760,000		Indiana State HFA, SFM Revenue Bonds, (Series C-3), 4.75%, 1/1/2029	NR/Aaa		783,636

		TOTAL			3,058,632

Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
		Iowa--0.8%
$1,880,000		Iowa Finance Authority, Iowa State Revolving Fund Revenue Bonds (Series 2001), 5.00%, 8/1/2004	AAA/Aaa		$1,994,454

		Kansas--2.6%
2,000,000		Burlington, KS, (Series B), 3.25% TOBs (Kansas City Power And Light Co.), Optional Tender 8/30/2002	BBB/A2		2,002,820
2,000,000		La Cygne, KS, Environmental Improvement Revenue Refunding Bonds, (Series 1994), 3.90% TOBs (Kansas City Power And Light Co.), Mandatory Tender 9/1/2004	BBB/A1		2,026,600
265,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds, Mortgage-Backed Securities Program, (Series 1998 A-1), 4.70% (GNMA COL), 12/1/2008	NR/Aaa		269,979
1,640,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds, Mortgage-Backed Securities Program, (Series 1998 A-1), 5.00% (GNMA COL), 6/1/2013	NR/Aaa		1,708,732
340,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds (Series 2001B-1), 4.00% (GNMA COL), 12/1/2013	NR/Aaa		346,501

		TOTAL			6,354,632

		Louisiana--5.0%
1,000,000		Calcasieu Parish, LA, IDB, PCR Refunding Bonds, (Series 2001), 4.80% (Occidental Petroleum Corp.), 12/1/2006	BBB/Baa2		1,037,500
2,200,000		Lake Charles, LA Harbor & Terminal District, Port Facilities Revenue Refunding Bond, Trunkline Lining Co Project, 7.75% (Duke Energy Corp.), 8/15/2022	NR/A3		2,281,246
1,935,000		Louisiana Agricultural Finance Authority, Revenue Bonds, 5.20% (Louisiana-Pacific Corp.)/(Hibernia National Bank LOC), 5/1/2004	NR/A3		2,005,182
2,000,000		Louisiana State Energy & Power Authority, Refunding Revenue Bonds (Series 2000), 5.25% (Rodemacher Unit No. 2 Project), 1/1/2003	AAA/Aaa		2,038,400
2,500,000		St. Charles Parish, LA, PCR Refunding Bonds (Series 1999-C), 5.35% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 10/1/2003	BBB-/Baa3		2,537,775
2,000,000		St. Charles Parish, LA, PCR Refunding Revenue Bonds (Series 1999A), 4.90% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 6/1/2005	BBB-/Baa3		2,005,320

		TOTAL			11,905,423

		Maryland--0.4%
1,000,000		Prince Georges County, MD, IDRB (Series 1993), 4.25% TOBs (International Paper Co.), Optional Tender 7/15/2002	BBB/Baa2		1,002,650

Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
		Massachusetts--1.5%
$2,495,000		Massachusetts HEFA, Revenue Bonds (Series 1999A), 5.25% (Caritas Christi Obligated Group), 7/1/2004	BBB/Baa2		$2,564,810
1,060,000		Massachusetts HEFA, Revenue Bonds (Series C), 5.00% (Milton Hospital), 7/1/2004	BBB+/NR		1,105,548

		TOTAL			3,670,358

		Michigan--2.9%
2,500,000		Michigan Municipal Bond Authority, Revenue Bonds, 5.25% (Clean Water Revolving Fund), 10/1/2007	AAA/Aaa		2,752,450
1,005,000		Michigan State Hospital Finance Authority, Hospital Revenue & Refunding Bonds (Series 1998A), 4.70% (Hackley Hospital Obligated Group), 5/1/2004	NR/Baa1		1,027,040
1,265,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series A), 5.50% (Trinity Healthcare Credit Group), 12/1/2003	AA-/Aa3		1,320,913
1,000,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series A), 5.50% (Trinity Healthcare Credit Group), 12/1/2004	AA-/Aa3		1,067,540
820,000		Michigan State Hospital Finance Authority, Revenue & Refunding Bonds (Series 1998A), 4.40% (McLaren Health Care Corp.)/(Original Issue Yield: 4.45%), 6/1/2004	NR/A1		847,806

		TOTAL			7,015,749

		Missouri--1.3%
1,500,000		Missouri Highways & Transportation Commission, State Road Bonds (Series 2000A), 5.25%, 2/1/2005	AA/Aa2		1,606,065
1,500,000		Missouri Highways & Transportation Commission, State Road Bonds (Series 2000A), 5.25%, 2/1/2006	AA/Aa2		1,627,275

		TOTAL			3,233,340

		Nebraska--0.6%
1,500,000		Nebraska Public Power District, Construction Notes, 3.50%, 12/1/2003	SP-1/MIG1		1,528,245

		New Mexico--0.5%
1,245,000		Santa Fe Solid Waste Management Agency, NM, Facility Revenue Bonds (Series 1996), 5.00%, 6/1/2003	NR		1,274,756

		New York--4.6%
4,000,000		New York City, NY, GO UT Bonds (Series 1991B), 7.50% (Original Issue Yield: 7.70%), 2/1/2003	A/A2		4,078,400
1,000,000		New York City, NY, GO UT Bonds (Series D), 5.00%, 8/1/2006	A/A2		1,067,420
1,000,000		New York City, NY, GO UT Bonds (Series E), 5.00%, 8/1/2007	A/A2		1,065,670
2,360,000		New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, (Series 71), 4.75%, 10/1/2021	NR/Aa1		2,441,491
Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
		New York--continued
$1,000,000		New York State Thruway Authority, Highway and Bridge Transportation Fund Revenue Bd., (Series B-1), 5.50% (MBIA INS), 4/1/2004	AAA/Aaa		$1,059,340
1,185,000		Niagara Falls, NY City School District, COPs (Series 1998), 5.625%, 6/15/2003	BBB-/Baa2		1,225,053

		TOTAL			10,937,374

		North Carolina--2.2%
2,000,000		North Carolina Eastern Municipal Power Agency, Revenue Refunding Bonds (Series C), 5.125% (Original Issue Yield: 5.25%), 1/1/2003	BBB/Baa3		2,029,000
1,000,000		North Carolina Eastern Municipal Power Agency, Revenue Refunding Bonds (Series C), 5.25% (Original Issue Yield: 5.40%), 1/1/2004	BBB/Baa3		1,034,880
1,100,000		North Carolina HFA, SFM Revenue Bonds (Series 1997TT), 4.90%, 9/1/2024	AA/Aa2		1,114,003
1,000,000		North Carolina Municipal Power Agency No. 1, Revenue Refunding Bonds, 5.90% (Catawba Electric)/(Original Issue Yield: 5.95%), 1/1/2003	BBB+/Baa1		1,018,390

		TOTAL			5,196,273

		Ohio--6.7%
1,000,000		Beavercreek, OH Local School District, Special TANs, 4.25%, 12/1/2004	NR		1,034,180
1,170,000		Franklin County, OH, Revenue Refunding Bonds, 4.35% (Capitol South Community Urban Redevelopment Corp.), 6/1/2003	NR		1,188,346
3,000,000		Hamilton County, OH, Local Cooling Facilities Revenue Bonds (Series 1998), 4.90% TOBs (Trigen-Cinergy Solutions of Cincinnati LLC)/(Cinergy Corp. GTD), Mandatory Tender 6/1/2004	BBB/Baa2		3,031,710
1,750,000		Knox County, OH, Hospital Facilities Revenue Refunding Bonds (Series 1998), 4.30% (Knox Community Hospital)/(Radian Asset Assurance INS)/(Original Issue Yield: 4.40%), 6/1/2004	AA/NR		1,817,357
1,500,000		Mahoning County, OH Hospital Facilities, Adjustable Rate Demand Health Care Facilities Revenue Refunding Bonds (Series 2002), 4.00% TOBs (Copeland Oaks Project), Mandatory Tender 3/31/2005	NR/A3		1,501,095
610,000		Ohio HFA Multifamily Housing, Residential Mortgage Revenue Bonds (Series 1997D-1), 4.85% (GNMA COL), 3/1/2015	NR/Aaa		627,281
1,350,000		Ohio HFA Multifamily Housing, Residential Mortgage Revenue Bonds (Series 1998A-1), 4.60% (GNMA COL), 9/1/2026	AAA/Aaa		1,369,197
Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
		Ohio--continued
$1,000,000		Ohio State Air Quality Development Authority, Refunding Revenue Bonds (Series 2002A), 3.85% TOBs (Pennsylvania Power Co.), Mandatory Tender 7/1/2003	BBB-/Baa2		$1,000,000
1,000,000		Ohio State Air Quality Development Authority, Revenue Bonds (Series 2001A), 3.70% TOBs (Cincinnati Gas and Electric Co.), Mandatory Tender 8/1/2002	BBB+/Baa1		1,000,460
1,000,000		Ohio State Water Development Authority Pollution Control Facilities, Refunding Revenue Bonds (Series B), 4.40% TOBs (Ohio Edison Co.), Mandatory Tender 12/1/2003	BBB-/Baa2		1,002,710
1,500,000		Ohio State Water Development Authority, Refunding Facility PCR Bonds, 4.30% TOBs (Ohio Edison Co.), Mandatory Tender 6/1/2003	BBB-/Baa2		1,501,710
1,000,000		University of Cincinnati, OH, General Receipts Revenue Bonds (Series A), 5.50%, 6/1/2006	AAA/Aaa		1,097,260

		TOTAL			16,171,306

		Oklahoma--4.0%
3,335,000		Oklahoma HFA, SFM Revenue Bonds (Series 1998D-2), 6.25% (GNMA COL), 9/1/2029	NR/Aaa		3,570,885
2,000,000		Tulsa, OK International Airport, General Revenue Bonds, 5.00% (FGIC INS), 6/1/2003	AAA/Aaa		2,057,200
2,000,000		Tulsa, OK International Airport, General Revenue Bonds, 5.00% (FGIC INS), 6/1/2004	AAA/Aaa		2,098,560
2,000,000		Tulsa, OK Municipal Airport, Transportation Refunding Revenue Bonds (Series 2000A), 5.80% TOBs (American Airlines, Inc.), Mandatory Tender 12/1/2004	BB/B1		1,910,060

		TOTAL			9,636,705

		Oregon--0.9%
1,000,000		Clackamas County, OR Hospital Facilities Authority, Revenue Refunding Bonds (Series 2001), 5.00% (Legacy Health System), 5/1/2004	AA/Aa3		1,049,590
1,000,000		Clackamas County, OR Hospital Facilities Authority, Revenue Refunding Bonds (Series 2001), 5.00% (Legacy Health System), 5/1/2006	AA/Aa3		1,065,850

		TOTAL			2,115,440

		Pennsylvania--8.7%
5,000,000		Montgomery County, PA, IDA, PCR Refunding Bonds (Series 1999A), 5.20% TOBs (Peco Energy Co.), Mandatory Tender 10/1/2004	BBB+/A3		5,221,950
3,000,000		Northampton County, PA, IDA, 2.10% CP (American Water Capital Corp.), Mandatory Tender 7/24/2002	BBB+/Baa1		3,000,000
1,500,000		Pennsylvania EDFA, Resource Recovery Refunding Revenue Bonds (Series B), 6.75% (Northampton Generating), 1/1/2007	BBB-/NR		1,544,325
Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
		Pennsylvania--continued
$2,500,000		Pennsylvania State Higher Education Assistance Agency, (Series 2002 A), 2.35% TOBs (FSA INS)/(Bayerische Landesbank Girozentrale, Lloyds TSB Bank PLC, London, State Street Bank and Trust Co. and Westdeutsche Landesbank Girozentrale LIQs), Optional Tender 7/1/2003	AAA/Aaa		$2,511,925
200,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75% (UPMC Health System), 1/15/2007	A+/NR		214,820
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75% (UPMC Health System), 1/15/2008	A+/NR		1,072,140
1,250,000		Pennsylvania State Turnpike Commission, Turnpike Refunding Revenue Bonds (Series 2001S), 5.50%, 6/1/2006	AAA/Aaa		1,372,550
2,000,000		Pennsylvania State University, Revenue Refunding Bonds, 5.00%, 3/1/2004	AA/Aa2		2,099,820
2,010,036		Philadelphia, PA Municipal Authority, Equipment Revenue Bonds (Series 1997A), 5.297% (Philadelphia, PA Gas Works)/(AMBAC INS), 10/1/2004	AAA/Aaa		2,141,793
1,000,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 5.50% (Guthrie Healthcare System), 12/1/2005	A-/NR		1,068,260
640,000		Scranton-Lackawanna, PA Health & Welfare Authority, Revenue Bonds, 7.125% (Allied Services Rehabilitation Hospitals, PA), 7/15/2005	NR		671,494

		TOTAL			20,919,077

		Rhode Island--2.6%
1,498,000		Cranston, RI, 3.75% BANs, 11/14/2002	NR		1,501,985
2,775,000		Johnston, RI, (2002 Series), 3.00% BANs, 6/19/2003	NR		2,799,087
600,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 5.00% (Lifespan Obligated Group), 8/15/2005	BBB/Baa2		616,926
650,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 5.25% (Lifespan Obligated Group), 8/15/2006	BBB/Baa2		671,990
700,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 5.50% (Lifespan Obligated Group), 8/15/2007	BBB/Baa2		727,909

		TOTAL			6,317,897

		South Carolina--0.4%
1,000,000		Piedmont Municipal Power Agency, SC, Refunding Electric Revenue Bonds (Series 2002A), 5.00%, 1/1/2004	AAA/Aaa		1,045,040

		South Dakota--0.6%
1,240,000		South Dakota State Health & Educational Authority, Refunding Revenue Bonds, 5.25% (Sioux Valley Hospital & Health System), 11/1/2005	A+/A1		1,317,103

Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
		Tennessee--4.6%
$485,000		Clarksville, TN Natural Gas Acquisition Corp., Gas Refunding Revenue Bonds, 4.00% (Dominion Resources, Inc.), 11/1/2002	BBB+/NR		$487,275
490,000		Clarksville, TN Natural Gas Acquisition Corp., Gas Refunding Revenue Bonds, 4.50% (Dominion Resources, Inc.), 5/1/2003	BBB+/NR		497,316
500,000		Clarksville, TN Natural Gas Acquisition Corp., Gas Refunding Revenue Bonds, 5.00% (Dominion Resources, Inc.), 11/1/2003	BBB+/NR		513,050
1,000,000		Metropolitan Government Nashville & Davidson County, TN HEFA, Multifamily Housing Revenue Bonds, 5.20% TOBs (American Housing Corp.)/(FNMA INS), Mandatory Tender 2/1/2006	AAA/NR		1,030,560
1,995,000		Metropolitan Government Nashville & Davidson County, TN HEFA, Refunding Revenue Bonds (Series B), 4.50% (Vanderbilt University), 10/1/2005	AA/Aa2		2,117,114
2,085,000		Metropolitan Government Nashville & Davidson County, TN HEFA, Refunding Revenue Bonds (Series B), 4.50% (Vanderbilt University), 10/1/2006	AA/Aa2		2,222,381
2,000,000		Metropolitan Government Nashville & Davidson County, TN HEFA, Revenue Bonds, 6.875% (Meharry Medical College)/(Original Issue Yield: 7.27%), 12/1/2024	AAA/Aaa		2,264,000
2,000,000		Metropolitan Government Nashville & Davidson County, TN IDB, Revenue Bonds, 4.10% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2004	BBB/NR		2,003,200

		TOTAL			11,134,896

		Texas--6.5%
3,000,000		Brazos River Authority, TX, (Series 1995B), 5.05% TOBs (TXU Electric Co.), Mandatory Tender 6/19/2006	BBB+/Baa2		3,046,320
1,000,000		Brazos River Authority, TX, Revenue Refunding Bonds (Series 1999C), 5.20% TOBs (Reliant Energy, Inc.), Mandatory Tender 12/1/2002	BBB/Baa1		981,530
1,370,000		Gregg County, TX HFDC, Hospital Revenue Bonds (Series 2002A), 5.50% (Good Shepherd Medical Center), 10/1/2005	BBB/Baa2		1,418,964
2,000,000		Gulf Coast, TX, Waste Disposal Authority, Environmental Facilities Refunding Revenue Bonds, 4.20% (Occidental Petroleum Corp.), 11/1/2006	BBB/Baa2		2,009,600
2,070,000		Lewisville, TX, Combination Contract Revenue & Special Assessment Bonds (Series 1997), 4.95% (United States Treasury GTD), 5/1/2021	NR		2,156,257
3,000,000		Matagorda County, TX, Navigation District Number One, PCR Refunding Bonds (Series 1999A), 3.75% TOBs (Central Power & Light Co.), Mandatory Tender 11/1/2003	BBB+/Baa1		2,997,930
Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
		Texas--continued
$1,000,000		North Central Texas HFDC, Hospital Revenue Refunding Bonds (Series 2002), 4.00% (Children's Medical Center of Dallas)/(AMBAC INS), 8/15/2004	AAA/Aaa		$1,037,630
750,000		Sabine River Authority, TX, PCR Refunding Bonds (Series 2001C), 4.00% TOBs (TXU Electric Co.), Mandatory Tender 11/1/2003	BBB+/Baa2		754,650
1,130,000		Tarrant County, TX Jr. College District, Refunding GO LT Bonds (Series 2001A), 4.75%, 2/15/2004	AAA/Aa1		1,179,867

		TOTAL			15,582,748

		Utah--0.8%
1,650,000		Alpine, UT School District, UT GO Bonds, 5.25%, 3/15/2006	NR/Aaa		1,788,484

		Virginia--0.8%
2,000,000		Louisa, VA, IDA, Solid Waste & Sewage Disposal Revenue Bonds (Series 2000A), 3.15% TOBs (Virginia Electric & Power Co.), Mandatory Tender 4/1/2003	A-/A3		2,002,780

		Washington--4.8%
1,155,000		Clark County, WA Public Utilities District No. 001, Generating System Revenue Refunding Bonds (Series 2000), 5.50%, 1/1/2005	AAA/Aaa		1,237,421
2,065,000		Clark County, WA Public Utilities District No. 001, Generating System Revenue Refunding Bonds (Series 2000), 5.50%, 1/1/2006	AAA/Aaa		2,244,676
1,310,000		Spokane, WA, Refunding GO UT Bonds, 5.50%, 12/15/2007	AAA/Aaa		1,456,248
1,400,000		Tacoma, WA Solid Waste Utility, (Series B) Revenue Refunding Bonds, 5.50% (AMBAC INS), 12/1/2002	AAA/Aaa		1,423,548
280,000		Tacoma, WA Solid Waste Utility, (Series B) Revenue Refunding Bonds, 5.50% (AMBAC INS), 12/1/2002	AAA/Aaa		284,777
2,500,000		Washington State Public Power Supply System, Nuclear Project No. 2 Revenue Refunding Bond, (Series 1997B), 5.50% (Energy Northwest, WA), 7/1/2003	NR/Aa1		2,594,200
2,000,000		Washington State, Refunding GO UT Bonds, 5.25%, 9/1/2005	AA+/Aa1		2,162,020

		TOTAL			11,402,890

		Wisconsin--0.7%
1,500,000		Wisconsin State HEFA, Revenue Bonds (Series 2002A), 5.00% (Ministry Health Care), 2/15/2005	AAA/Aaa		1,586,205

		Wyoming--0.9%
2,150,000		Albany County, WY, PCR Bonds (Series 1985), 3.30% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2002	BBB/NR		2,172,210

		TOTAL SHORT-INTERMEDIATE MUNICIPAL SECURITIES (IDENTIFIED COST $210,531,118)			214,848,333

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPAL SECURITIES--10.5%[2]
		Arizona--1.0%
$1,200,000		Prescott, AZ, IDA, (Series A) Weekly VRDNs (Prescott Convention Center, Inc.)/(Household Finance Corp. GTD)	A-1/NR		$1,200,000
1,200,000		Prescott, AZ, IDA, (Series B) Weekly VRDNs (Prescott Convention Center)/(Household Finance Corp. GTD)	A-1/NR		1,200,000

		TOTAL			2,400,000

		Georgia--0.4%
1,000,000		Bibb County, GA Development Authority, (Series 1991IR-1) Weekly VRDNs (Temple-Inland, Inc.)	BBB/NR		1,000,000

		Mississippi--3.4%
8,100,000		Jackson County, MS Port Facility Daily VRDNs (ChevronTexaco Corp. GTD)	NR/Aa2		8,100,000

		New York--0.6%
1,500,000		New York State Energy Research & Development Authority, Poll Ctrl Revenue Adjustable Rate Bonds (1988 Series A) Daily VRDNs (Niagara Mohawk Power Corp.)/(JPMorgan Chase Bank LOC)	AA/NR		1,500,000

		Tennessee--0.4%
1,000,000		Carter County, TN, IDB, (Series 1983) Weekly VRDNs (Inland Container Corp.)/(Temple-Inland, Inc. GTD)	BBB/NR		1,000,000

		Texas--4.4%
10,500,000		Harris County, TX, HFDC, (Series 1994) Daily VRDNs (Methodist Hospital, Harris County, TX)	AA/NR		10,500,000

		Washington--0.3%
800,000		Port Grays Harbor, WA Industrial Development Corp., Solid Waste Disposal Revenue Bonds (Series 1993) Weekly VRDNs (Weyerhaeuser Co.)	BBB/NR		800,000

		TOTAL SHORT-TERM MUNICIPAL SECURITIES (IDENTIFIED COST $25,300,000)			25,300,000

		TOTAL INVESTMENTS (IDENTIFIED COST $235,831,118)[4]			$240,148,333

1 Please refer to the Appendix of the Statement of Additional information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Securities that are subject to AMT represent 20.8% of the portfolio as calculated based upon total portfolio market value (unaudited).

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At June 30, 2002, these securities amounted to $1,019,119 which represents 0.4% of net assets.

4 The cost of investments for generally accepted accounting principles ("GAAP") is $235,831,118. Cost for federal tax purposes is $235,831,118. The net unrealized appreciation of investments on a federal tax basis amounts to $4,317,215 which is comprised of $4,491,451 appreciation and $174,236 depreciation at June 30, 2002.

Note: The categories of investments are shown as a percentage of net assets ($240,411,701) at June 30, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
COPs	--Certificates of Participation
CP	--Commercial Paper
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQs	--Liquidity Agreements
LOC	--Letter of Credit
LT	--Limited Tax
MBIA	--Municipal Bond Investors Assurance
PCR	--Pollution Control Revenue
SFM	--Single Family Mortgage
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2002

Assets:
Total investments in securities, at value (identified cost $235,831,118)		$240,148,333
Cash		16,784
Income receivable		2,811,259
Receivable for investments sold		610,000
Receivable for shares sold		339,604

TOTAL ASSETS		243,925,980

Liabilities:
Payable for investments purchased	$3,022,069
Payable for shares redeemed	107,315
Income distribution payable	371,717
Accrued expenses	13,178

TOTAL LIABILITIES		3,514,279

Net assets for 23,234,833 shares outstanding		$240,411,701

Net Assets Consist of:
Paid in capital		$241,532,571
Net unrealized appreciation of investments		4,317,215
Accumulated net realized loss on investments		(5,438,008)
Distributions in excess of net investment income		(77)

TOTAL NET ASSETS		$240,411,701

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$211,834,535 ÷ 20,473,034 shares outstanding		$10.35

Institutional Service Shares:
$28,577,166 ÷ 2,761,799 shares outstanding		$10.35

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended June 30, 2002

Investment Income:
Interest			$9,192,484

Expenses:
Investment adviser fee		$871,572
Administrative personnel and services fee		163,792
Custodian fees		11,264
Transfer and dividend disbursing agent fees and expenses		54,322
Directors'/Trustees' fees		11,589
Auditing fees		12,900
Legal fees		3,514
Portfolio accounting fees		78,569
Distribution services fee--Institutional Service Shares		59,968
Shareholder services fee--Institutional Shares		484,764
Shareholder services fee--Institutional Service Shares		59,968
Share registration costs		43,675
Printing and postage		26,568
Insurance premiums		1,141
Miscellaneous		10,391

TOTAL EXPENSES		1,893,997

Waivers:
Waiver of investment adviser fee	$(260,224)
Waiver of transfer and dividend disbursing agent fees and expenses	(4,879)
Waiver of shareholder services fee--Institutional Shares	(484,764)
Waiver of distribution services fee--Institutional Service Shares	(59,968)

TOTAL WAIVERS		(809,835)

Net expenses			1,084,162

Net investment income			8,108,322

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(315,236)
Net change in unrealized appreciation of investments			1,883,229

Net realized and unrealized gain on investments			1,567,993

Change in net assets resulting from operations			$9,676,315

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended June 30	2002	2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,108,322	$7,853,782
Net realized loss on investments and futures contracts	(315,236)	(231,229)
Net change in unrealized appreciation (depreciation) of investments	1,883,229	4,390,033

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,676,315	12,012,586

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(7,270,217)	(7,218,656)
Institutional Service Shares	(838,177)	(635,126)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,108,394)	(7,853,782)

Share Transactions:
Proceeds from sale of shares	133,457,181	63,282,565
Net asset value of shares issued to shareholders in payment of distributions declared	3,625,248	3,391,329
Cost of shares redeemed	(87,114,862)	(68,289,537)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	49,967,567	(1,615,643)

Change in net assets	51,535,488	2,543,161

Net Assets:
Beginning of period	188,876,213	186,333,052

End of period	$240,411,701	$188,876,213

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2002

ORGANIZATION

Federated Short-Term Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide dividend income which is exempt from federal regular income tax. The Fund pursues this investment objective by investing in a portfolio of municipal securities with a dollar-weighted average maturity of less than three years.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.

Investment Valuations

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued according to the mean between bid and ask prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. The following reclassification has been made to the financial statements.

Increase (Decrease)
Accumulated Net Realized Loss	Distributions in Excess of Net Investment Income
$65	$(65)

As of June 30, 2002, the tax composition of dividends was as follows:

Tax exempt income	$8,108,394

Long-term capital gains	--

As of June 30, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed tax exempt income	$371,640

Undistributed long-term gains	--

Unrealized appreciation	4,317,215

At year end, there were no significant differences between the GAAP basis and tax basis of components of net assets

CHANGE IN ACCOUNTING PRINCIPLE

Effective July 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. Prior to July 1, 2001, the Fund did not accrete discount and amortize premium on long-term debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Funds, but resulted in adjustments to the financial statements as follows:

	As of 7/1/2001		For the Year Ended 6/30/2002
	Cost of Investments	Undistributed Net Investment Income	Distributions in Excess of Net Investment Income	Net Unrealized Appreciation	Net Realized Loss
Increase (decrease)	$60	$60	$4	$60	$(64)

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At June 30, 2002, the Fund, for federal tax purposes, had a capital loss carryforward of $5,384,635 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2003	$1,189,491

2004	$ 2,597,123

2005	$ 170,193

2008	$ 541,582

2009	$ 624,448

2010	$ 261,798

Additionally, net capital losses of $53,373 attributable to security transactions incurred after October 31, 2001, are treated as arising on July 1, 2002, the first day of the Fund's next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases bond futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended June 30, 2002, the Fund had no realized gains or losses on futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. At June 30, 2002, the Fund had no outstanding futures contracts.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Additional information on each restricted security held at June 30, 2002 is as follows:

Security	Acquisition Date	Acquisition Cost
Birmingham, AL, Fire Equipment Lease Obligation No. 2, 5.60% 11/5/2004	11/09/1999	$978,032

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended June 30	2002		2001
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	10,227,717	$105,457,839	4,006,638	$40,727,511
Shares issued to shareholders in payment of distributions declared	287,586	2,965,891	295,132	2,999,450
Shares redeemed	(6,310,639)	(65,033,764)	(5,178,752)	(52,577,699)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	4,204,664	$43,389,966	(876,982)	$(8,850,738)

Year Ended June 30	2002		2001
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,714,933	$27,999,342	2,219,082	$22,555,054
Shares issued to shareholders in payment of distributions declared	63,921	659,357	38,544	391,879
Shares redeemed	(2,145,316)	(22,081,098)	(1,552,641)	(15,711,838)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	633,538	$6,577,601	704,985	$7,235,095

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	4,838,202	$49,967,567	(171,997)	$(1,615,643)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will reimburse, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses) exceed 0.45% of average daily net assets of the Fund.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntarily waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the year ended June 30, 2002, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $209,858,590 and $129,730,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended June 30, 2002, were as follows:

Purchases	$95,177,239

Sales	$67,697,942

FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended June 30, 2002, the Fund did not designate any long-term capital gain dividends. At June 30, 2002, 100% of distributions from net investment income is exempt from federal income tax, other than AMT.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
FEDERATED SHORT TERM MUNICIPAL TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Short Term Municipal Trust (the "Fund"), as of June 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended June 30, 1999, were audited by other auditors whose report, dated August 27, 1999, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Short Term Municipal Trust, at June 30, 2002, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
August 16, 2002

Board of Trustees and Fund Officers

The following table gives information about each Board member and the senior officers of the Fund[s]. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 139 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--six portfolios; CCMI Funds--one portfolio; FirstMerit Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: May 1981	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: November 1999

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE Began serving: November 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Partner, Andersen Worldwide SC (prior to 9/1/97).

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: April 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: April 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: February 1984

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: April 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor).

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Fund	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT

Jeff A. Kozemchak has been the Fund's Portfolio Manager since 1996. He is Vice President of the Fund. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.


A Statement of Additional Information (SAI) dated August 31, 2002, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.


You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated
World-Class Investment Manager
Federated Short-Term Municipal Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Investment Company Act File No. 811-3181

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

Cusip 313907107


8072507A-IS (8/02)


FEDERATED SHORT-TERM MUNICIPAL TRUST

Statement of additional Information

august 31, 2002

institutional shares
institutional service shares

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Institutional Shares and
Institutional Service Shares of Federated Short-Term Municipal Trust
(Fund), dated August 31, 2002.

Obtain the prospectuses and the Annual Report's Management's Discussion of
Fund Performance without charge by calling 1-800-341-7400.
                                    Contents
                                    How is the Fund Organized?
                                    Securities in Which the Fund Invests
                                    What do Shares Cost?
                                    How is the Fund Sold?
                                    Subaccounting Services
                                    Redemption in Kind
                                    Massachusetts Partnership Law
                                    Account and Share Information
                                    Tax Information
                                    Who Manages and Provides Services to
                                    the Fund?
                                    How Does the Fund Measure Performance?
                                    Who is Federated Investors, Inc.?
                                    Investment Ratings
                                    Addresses
8072507B (8/02)

HOW IS THE FUND ORGANIZED?

The Fund is a diversified open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on May 8,
1981. The Fund changed its name from Short-Term Municipal Trust to
Federated Short-Term Municipal Trust on December 15, 1994. The Fund's
investment adviser is Federated Investment Management Company (Adviser).

The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Institutional Shares and Institutional Service Shares
(Shares). This SAI relates to both classes of Shares.

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
  The following describes the types of fixed income securities in which the Fund may invest.

Tax Exempt Securities
Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

Inverse Floaters
An inverse floater has a floating or variable interest rate that moves in the opposite direction of market interest rates. When market interest rates go up, the interest rate paid on the inverse floater goes down; when market interest rates go down, the interest rate paid on the inverse floater goes up. Inverse floaters generally respond more rapidly to market interest rate changes than fixed rate tax exempt securities. Inverse floaters are subject to interest rate risks and leverage risks.
Variable Rate Demand Instruments
Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 13 months.
Municipal Notes
Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long- term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Tax Increment Financing Bonds
Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.
Municipal Leases
Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.
  The Fund may invest in securities supported by individual leases or pools of municipal leases.
Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest
(referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.
PACs
PACs (planned amortization classes) are a sophisticated form of mortgage backed security issued with a company class. PACs receive principal payments and prepayments at a specified rate. In addition, PACs will receive the companies classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs to control prepayment risks by increasing the risks to their companion classes.

Credit Enhancement
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

DERIVATIVE CONTRACTS
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying)
securities, currencies, commodities, financial indices or other assets or instruments. Some derivative contracts (such as futures,
forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps)
require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.
Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.
For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.
The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty.
OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.
Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the Fund to liquidity, leverage and tax risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.
The Fund may trade in the following types of derivative contracts, as well as combinations of these contracts, including, but not
limited to, options on futures contracts, options on forward contracts and options on swaps.

Futures Contracts
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset or instrument at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

The Fund may buy or sell the following types of futures (including forward) contracts: interest rate and index financial futures contracts.

Options
Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset or instrument from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset or instrument to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. If the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

Swaps
Swaps are contracts in which two parties agree to pay each other (swap)
the returns derived from underlying assets or instruments
with differing characteristics. Most swaps do not involve the delivery of the underlying assets or instruments by either party, and the parties might not own the assets or instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:

Interest Rate Swaps
Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated, notional principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same notional principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the
London Interbank Offer Rate of interest (which fluctuates) on $10 million notional principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million notional principal amount.

Caps and Floors
Caps and floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (cap) or below (floor) a certain level in return for a fee from the other party.

Total Return Swaps
Total return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset or instrument during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset or instrument.

Special Transactions

Delayed Delivery Transactions
Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund.
Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds.
Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund.  Federated Investors, Inc. (Federated)
administers the program according to procedures approved by the Fund's
Board, and the Board monitors the operation of the program.  Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed"
trades.  All inter-fund loans must be repaid in seven days or less.  The
Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests.  Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

Asset Coverage
In order to secure its obligations in connection with futures contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations.
Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting futures contract or terminating a special transaction.  This may cause the Fund to miss favorable trading opportunities or to realize loss on futures contracts or special transactions.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated investment companies, as an efficient means of carrying out its investment policies and managing its uninvested cash.

Temporary Defensive Investments
The Fund may make temporary defensive investments in the following taxable securities:

Treasury Securities
Treasury securities are direct obligations of the federal government of the United States.

Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. The
United States supports some GSEs with its full faith and credit. Other
GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

Bank Instruments
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

Corporate Debt Securities
Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.

Commercial Paper
Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and place. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the
Adviser.
  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risks.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The
Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks
The Fund may invest up to 100% of its assets in fixed income securities rated BBB or in unrated but comparable securities. Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a "AAA"-rated general obligation security or index with a comparable maturity (the spread) measures the additional interest paid for risk.
Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk.
An increase in the spread will cause the price of the security to decline.
  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the
Fund to lose benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Tax Risks
In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

Fundamental Investment Objective and Policies
The Fund's investment objective is to provide dividend income which is exempt from federal regular income tax.
  The Fund attempts to achieve its investment objective by investing at least 80% of its net assets in a diversified portfolio of municipal securities or by investing its assets so that at least 80% of its income will be tax exempt. The Fund will invest its assets so that at least 80%
of the income that it distributes will be exempt from federal regular income tax. The investment objective and policies may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

Diversification of Investments
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase the securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities, and securities of other investment companies) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or it would own more than 10% of the outstanding voting securities of that issuer.

Borrowing Money
The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then; (a) only in amounts not in excess of 5% of the value of its total assets; or (b) in an amount up to one-third of the value of its total assets, including the amount borrowed.
(This borrowing provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.) While any such borrowings are outstanding, no net purchases of investment securities will be made by the Fund. If, due to market fluctuations or other reasons, the value of the Fund's assets falls below 300% of its borrowings, the Fund will reduce its borrowings within three business days. To do this, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so.

Pledging Assets
The Fund will not mortgage, pledge, or hypothecate its assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of the total assets at the time of the borrowing.

Underwriting
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies and limitations.

Investing in Real Estate
The Fund will not buy or sell real estate, although it may invest in municipal securities secured by real estate or interests in real estate.

Investing in Commodities
The Fund will not buy or sell commodities or commodity contracts.

Lending
The Fund will not make loans, but may acquire publicly or non-publicly issued municipal securities as permitted by its investment objective, policies and limitations.

Selling Short and Buying on Margin
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.

Issuing Senior Securities
The Fund will not issue senior securities, except as permitted by its investment objective and policies.

Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.
  The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act of 1940 (1940 Act). The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Investing in Illiquid Securities
The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice and certain restricted securities.
  For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."
  Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:
o     futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the OTC market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o     for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than
   60 days at the time of purchase may be valued at amortized cost; and

o     for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker/dealers or other financial institutions that trade the securities.

WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (institutional service shares only)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the
Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the
Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the
Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services Company, a subsidiary of
Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services
Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS
Investment professionals (such as broker/dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or
Federated Shareholder Services Company. (These fees do not come out of
Fund assets.) The Distributor and/or Federated Shareholder Services
Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing
distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940
Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund.

In the unlikely event a shareholder is held personally liable for the
Fund's obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the
Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Fund have equal voting rights, except that in matters affecting only a particular class, only Shares of that class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the
Fund's outstanding shares.

As of August 7, 2002, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares:
Maril & Co., Milwaukee WI, owned approximately 1,328,088 Shares
(5.82%); Hubco, Birmingham AL, owned approximately 1,184,049 Shares
(5.19%); Charles Schwab & Co. Inc., San Francisco CA, owned
approximately 4,880,110 Shares (21.40%); DNB Company, Exton PA, owned approximately 413,643 Shares (10.78%); Reliance Trust Company, Atlanta GA,
owned approximately 578,927 Shares (15.09%); Digby & Co., Downers
Grove IL, owned approximately 118,470 Shares (5.96%); NFSC FEBO, Wayne PA, owned approximately 470,184 Shares (12.26%); First Clearing Corporation;
Foster City CA, owned approximately 362,718 Shares (9.45%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES
The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund
(i.e., "Interested" Board members) and those who are not (i.e.,
"Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue,
Pittsburgh, PA.  The Federated Fund Complex consists of 44 investment companies (comprising 139 portfolios). Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; s-six portfolioserves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds; CCMI
Funds-two portfolios; FirstMerit Funds-two portfolios; Regions Funds-eight portfolios; Riggs Funds-nine portfolios; and WesMark Funds-five portfolios.

As of August 7, 2002, the Fund's Board and Officers as a group owned approximately 444,094 (1.95%) of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

                       rincipal Occupation(s) for Past    ggregate     Total
Name                   ive Years, Other Directorships     ompensation  Compensation
Birth Date             eld and Previous Positions        Arom Fund     From Fund and
Address                                                  Cpast         Federated Fund
Positions Held with   P                                  Fiscal year)  Complex
Fund                  F                                  (             (past calendar
Date Service Began    H                                  f             year)
                      Principal Occupations: Chief                 $0
John F. Donahue*      Executive Officer and Director                   $0
Birth Date: July      or Trustee of the Federated Fund
28, 1924              Complex; Chairman and Director,
CHAIRMAN AND TRUSTEE  Federated Investors, Inc.;
Began serving: May    Chairman, Federated Investment
1981                  Management Company, Federated
                      Global Investment Management
                      Corp. and Passport Research, Ltd.

                      Previous Positions: Trustee,
                      Federated Investment Management
                      Company and Chairman and
                      Director, Federated Investment
                      Counseling.

                      Principal Occupations: President             $0
J. Christopher        or Executive Vice President of                   $0
Donahue*              the Federated Fund Complex;
Birth Date: April     Director or Trustee of some of
11, 1949              the Funds in the Federated Fund
PRESIDENT AND         Complex; President, Chief
TRUSTEE               Executive Officer and Director,
Began serving:        Federated Investors, Inc.;
November 1999         President, Chief Executive
                      Officer and Trustee, Federated
                      Investment Management Company;
                      Trustee, Federated Investment
                      Counseling; President, Chief
                      Executive Officer and Director,
                      Federated Global Investment
                      Management Corp.; President and
                      Chief Executive Officer,
                      Passport Research, Ltd.;
                      Trustee, Federated Shareholder
                      Services Company; Director,
                      Federated Services Company.

                      Previous Position: President,
                      Federated Investment Counseling.

                      Principal Occupations: Director       $1,103.59
Lawrence D. Ellis,    or Trustee of the Federated Fund                 $117,117.17
M.D.*                 Complex; Professor of Medicine,
Birth Date: October   University of Pittsburgh;
11, 1932              Medical Director, University of
3471 Fifth Avenue     Pittsburgh Medical Center
Suite 1111            Downtown; Hematologist,
Pittsburgh, PA        Oncologist and Internist,
TRUSTEE               University of Pittsburgh Medical
Began serving:        Center.
August 1987
                      Other Directorships Held:
                      Member, National Board of
                      Trustees, Leukemia Society of
                      America.

                      Previous Positions: Trustee,
                      University of Pittsburgh;
                      Director, University of
                      Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F.
Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated
Securities Corp.
---------------------------------------------------------------------------

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

                       rincipal Occupation(s) for Past    ggregate     Total
Name                   ive Years, Other Directorships     ompensation  Compensation
Birth Date             eld and Previous Positions        Arom Fund     From Fund and
Address                                                  Cpast         Federated Fund
Positions Held with   P                                  Fiscal year)  Complex
Fund                  F                                  (             (past calendar
Date Service Began    H                                  f             year)
                      Principal Occupation: Director        $1,214.03
Thomas G. Bigley      or Trustee of the Federated Fund                 $128,847.72
Birth Date:           Complex.
February 3, 1934
15 Old Timber Trail   Other Directorships Held:
Pittsburgh, PA        Director, Member of Executive
TRUSTEE               Committee, Children's Hospital
Began serving:        of Pittsburgh; Director, Member
November 1994         of Executive Committee,
                      University of Pittsburgh.

                      Previous Position: Senior
                      Partner, Ernst & Young LLP.

                      Principal Occupations: Director       $1,214.03
John T. Conroy, Jr.   or Trustee of the Federated Fund                 $128,847.66
Birth Date: June      Complex; Chairman of the Board,
23, 1937              Investment Properties
Grubb &           Corporation; Partner or Trustee
Ellis/Investment      in private real estate ventures
Properties            in Southwest Florida.
Corporation
3838 Tamiami Trail    Previous Positions: President,
N.                    Investment Properties
Naples, FL            Corporation; Senior Vice
TRUSTEE               President, John R. Wood and
Began serving:        Associates, Inc., Realtors;
November 1991         President, Naples Property
                      Management, Inc. and Northgate
                      Village Development Corporation.

                      Principal Occupation: Director        $1,214.03
Nicholas P.           or Trustee of the Federated Fund                 $126,923.53
Constantakis          Complex; Partner, Andersen
Birth Date:           Worldwide SC (prior to 9/1/97).
September 3, 1939
175 Woodshire Drive   Other Directorships Held:
Pittsburgh, PA        Director, Michael Baker
TRUSTEE               Corporation (engineering and
Began serving:        energy services worldwide).
November 1999

                      Principal Occupation: Director        $1,103.59
John F. Cunningham    or Trustee of the Federated Fund                 $115,368.16
Birth Date: March     Complex.
5, 1943
353 El Brillo Way     Other Directorships Held:
Palm Beach, FL        Chairman, President and Chief
TRUSTEE               Executive Officer, Cunningham
Began serving:        & Co., Inc. (strategic
April 1999            business consulting); Trustee
                      Associate, Boston College.

                      Previous Positions: Director,
                      Redgate Communications and EMC
                      Corporation (computer storage
                      systems); Chairman of the Board
                      and Chief Executive Officer,
                      Computer Consoles, Inc.;
                      President and Chief Operating
                      Officer, Wang Laboratories;
                      Director, First National Bank of
                      Boston; Director, Apollo
                      Computer, Inc.

                      Principal Occupation: Director        $1,103.59
Peter E. Madden       or Trustee of the Federated Fund                 $117,117.14
Birth Date: March     Complex; Management Consultant.
16, 1942
One Royal Palm Way    Previous Positions:
100 Royal Palm Way    Representative, Commonwealth of
Palm Beach, FL        Massachusetts General Court;
TRUSTEE               President, State Street Bank and
Began serving:        Trust Company and State Street
November 1991         Corporation (retired); Director,
                      VISA USA and VISA International;
                      Chairman and Director,
                      Massachusetts Bankers
                      Association; Director,
                      Depository Trust Corporation;
                      Director, The Boston Stock
                      Exchange.

                      Principal Occupations: Director       $1,214.03
Charles F.            or Trustee of the Federated Fund                 $128,847.66
Mansfield, Jr.        Complex; Management Consultant;
Birth Date: April     Executive Vice President, DVC
10, 1945              Group, Inc. (marketing,
80 South Road         communications and technology)
Westhampton Beach,    (prior to 9/1/00).
NY
TRUSTEE               Previous Positions: Chief
Began serving:        Executive Officer, PBTC
April 1999            International Bank; Partner,
                      Arthur Young & Company (now
                      Ernst & Young LLP); Chief
                      Financial Officer of Retail
                      Banking Sector, Chase Manhattan
                      Bank; Senior Vice President,
                      HSBC Bank USA (formerly, Marine
                      Midland Bank); Vice President,
                      Citibank; Assistant Professor of
                      Banking and Finance, Frank G.
                      Zarb School of Business, Hofstra
                      University.

John E. Murray,       Principal Occupations:  Director      $1,283.45
Jr., J.D., S.J.D.     or Trustee of the Federated Fund                 $117,117.14
Birth Date:           Complex; Chancellor and Law
December 20, 1932     Professor, Duquesne University;
Chancellor,           Consulting Partner, Mollica
Duquesne University   & Murray.
Pittsburgh, PA
TRUSTEE               Other Directorships Held:
Began serving:        Director, Michael Baker Corp.
February 1995         (engineering, construction,
                      operations and technical
                      services).

                      Previous Positions: President,
                      Duquesne University; Dean and
                      Professor of Law, University of
                      Pittsburgh School of Law; Dean
                      and Professor of Law, Villanova
                      University School of Law.

                      Principal Occupations:  Director      $1,103.59
Marjorie P. Smuts     or Trustee of the Federated Fund                 $117,117.17
Birth Date: June      Complex; Public
21, 1935              Relations/Marketing
4905 Bayard Street    Consultant/Conference
Pittsburgh, PA        Coordinator.
TRUSTEE
Began serving:        Previous Positions: National
February 1984         Spokesperson, Aluminum Company
                      of America; television producer;
                      President, Marj Palmer Assoc.;
                      Owner, Scandia Bord.

                      Principal Occupations:  Director      $1,103.59
John S. Walsh         or Trustee of the Federated Fund                 $117,117.17
Birth Date:           Complex; President and Director,
November 28, 1957     Heat Wagon, Inc. (manufacturer
2604 William Drive    of construction temporary
Valparaiso, IN        heaters); President and
TRUSTEE               Director, Manufacturers
Began serving:        Products, Inc. (distributor of
April 1999            portable construction heaters);
                      President, Portable Heater
                      Parts, a division of
                      Manufacturers Products, Inc.

                      Other Directorships Held:
                      Director, Walsh & Kelly,
                      Inc. (heavy highway contractor).

                      Previous Position: Vice
                      President, Walsh & Kelly,
                      Inc.

OFFICERS**
---------------------------------------------------------------------------

Name                           rincipal Occupation(s) and Previous Positions
Birth Date
Address
Positions Held with Fund      P
                              Principal Occupations: President, Executive Vice
Edward C. Gonzales            President and Treasurer of some of the Funds in the
Birth Date: October 22, 1930  Federated Fund Complex; Vice Chairman, Federated
EXECUTIVE VICE PRESIDENT      Investors, Inc.; Trustee, Federated Administrative
                              Services.

                              Previous Positions: Trustee or Director of some of the
                              Funds in the Federated Fund Complex; CEO and Chairman,
                              Federated Administrative Services; Vice President,
                              Federated Investment Management Company, Federated
                              Investment Counseling, Federated Global Investment
                              Management Corp. and Passport Research, Ltd.; Director
                              and Executive Vice President, Federated Securities
                              Corp.; Director, Federated Services Company; Trustee,
                              Federated Shareholder Services Company.

                              Principal Occupations: Executive Vice President and
John W. McGonigle             Secretary of the Federated Fund Complex; Executive Vice
Birth Date: October 26, 1938  President, Secretary and Director, Federated Investors,
EXECUTIVE VICE PRESIDENT AND  Inc.
SECRETARY
                              Previous Positions: Trustee, Federated Investment
                              Management Company and Federated Investment Counseling;
                              Director, Federated Global Investment Management Corp.,
                              Federated Services Company and Federated Securities
                              Corp.

                              Principal Occupations: Treasurer of the Federated Fund
Richard J. Thomas             Complex; Senior Vice President, Federated
Birth Date: June 17, 1954     Administrative Services.
TREASURER
                              Previous Positions: Vice President, Federated
                              Administrative Services; held various management
                              positions within Funds Financial Services Division of
                              Federated Investors, Inc.

                              Principal Occupations: President or Vice President of
Richard B. Fisher             some of the Funds in the Federated Fund Complex; Vice
Birth Date: May 17, 1923      Chairman, Federated Investors, Inc.; Chairman,
VICE PRESIDENT                Federated Securities Corp.

                              Previous Positions: Director or Trustee of some of the
                              Funds in the Federated Fund Complex; Executive Vice
                              President, Federated Investors, Inc. and Director and
                              Chief Executive Officer, Federated Securities Corp.

                              Principal Occupations: Chief Investment Officer of this
William D. Dawson, III        Fund and various other Funds in the Federated Fund
Birth Date: March 3, 1949     Complex; Executive Vice President, Federated Investment
CHIEF INVESTMENT OFFICER      Counseling, Federated Global Investment Management
                              Corp., Federated Investment Management Company and
                              Passport Research, Ltd.; Director, Federated Global
                              Investment Management Corp. and Federated Investment
                              Management Company; Portfolio Manager, Federated
                              Administrative Services; Vice President, Federated
                              Investors, Inc.

                              Previous Positions: Executive Vice President and Senior
                              Vice President, Federated Investment Counseling
                              Institutional Portfolio Management Services Division;
                              Senior Vice President, Federated Investment Management
                              Company and Passport Research, Ltd.

                              Jeff A. Kozemchak has been the Fund's Portfolio Manager
Jeff A. Kozemchak             since 1996. He is Vice President of the Fund. Mr.
Birth Date: January 15, 1960  Kozemchak joined Federated in 1987 and has been a
VICE PRESIDENT                Senior Portfolio Manager since 1996 and a Senior Vice
                              President of the Fund's Adviser since 1999. He was a
                              Portfolio Manager until 1996 and a Vice President of
                              the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is
                              a Chartered Financial Analyst and received his M.S. in
                              Industrial Administration from Carnegie Mellon
                              University in 1987.

**    Officers do not receive any compensation from the Fund.
---------------------------------------------------------------------------
Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and
Assistant Secretary of Federated Investors, Inc. and an officer of its various advisory and underwriting subsidiaries, has served as a Term
Member on the Board of Directors of Duquesne University, Pittsburgh,
Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an Independent
Trustee of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.

COMMITTEES of the board
                               ommittee Functions                          Meetings
                                                                           Held
                                                                           During
                                                                           Last
Board     Committee                                                        Fiscal
Committee Members             C                                            Year
Executive John F. Donahue     In between meetings of the full Board,       None
          John E. Murray,     the Executive Committee generally may
          Jr., J.D., S.J.D.   exercise all the powers of the full Board
                              in the management and direction of the
                              business and conduct of the affairs of
                              the Corporation in such manner as the
                              Executive Committee shall deem to be in
                              the best interests of the Corporation.
                              However, the Executive Committee cannot
                              elect or remove Board members, increase
                              or decrease the number of Trustees, elect
                              or remove any Officer, declare dividends,
                              issue shares or recommend to shareholders
                              any action requiring shareholder approval.

Audit     Thomas G. Bigley    The Audit Committee reviews and              Four
          John T. Conroy,     recommends to the full Board the
          Jr.                 independent auditors to be selected to
          Nicholas P.         audit the Fund`s financial statements;
          Constantakis        meet with the independent auditors
          Charles F.          periodically to review the results of the
          Mansfield, Jr.      audits and report the results to the full
                              Board; evaluate the independence of the
                              auditors, review legal and regulatory
                              matters that may have a material effect
                              on the financial statements, related
                              compliance policies and programs, and the
                              related reports received from regulators;
                              review the Fund`s internal audit
                              function; review compliance with the
                              Fund`s code of conduct/ethics; review
                              valuation issues; monitor inter-fund
                              lending transactions; review custody
                              services and issues and investigate any
                              matters brought to the Committee's
                              attention that are within the scope of
                              its duties.

Board ownership of shares in the fund and in the federated family of
Investment companies AS OF dECEMBER 31, 2001
---------------------------------------------------------------------------
                      ollar            Aggregate
                       Range of   ollar Range of
                      hares       hares Owned in
                          Owned        Federated
                     D  in Fund        Family of
Interested                       D    Investment
Board Member Name    S           S     Companies
John F. Donahue      Over          Over $100,000
                       $100,000
J. Christopher               $0    Over $100,000
Donahue
Lawrence D. Ellis,           $0    Over $100,000
M.D.

Independent
Board Member Name
Thomas G. Bigley             $0    Over $100,000
John T. Conroy, Jr.          $0    Over $100,000
Nicholas P.                  $0    Over $100,000
Constantakis
John F. Cunningham           $0    Over $100,000
Peter E. Madden              $0    Over $100,000
Charles F.                   $0        $50,001 -
Mansfield, Jr.                          $100,000
John E. Murray,              $0    Over $100,000
Jr., J.D., S.J.D.
Marjorie P. Smuts            $0    Over $100,000
John S. Walsh                $0    Over $100,000

INVESTMENT ADVISER
---------------------------------------------------------------------------
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

The Adviser must waive the portion of its advisory fee that increases the
Fund's aggregate annual operating expenses above 0.45% of its average daily net assets. The Fund's operating expenses include the advisory fee but exclude interest, taxes, brokerage commissions, expenses of registering the Fund and its shares under federal and state laws, expenses of withholding taxes, distribution and shareholder service fee, and extraordinary expenses.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract.  The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.  During its review of the contract, the Board considers many factors, among the most material of which are:
the Fund's investment objectives and long term performance; the adviser's management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to other funds in the Federated fund family.

In assessing the adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract.  In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract.  In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the adviser's industry standing and reputation and in the expectation that the adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the adviser.  This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the adviser from brokers that execute Fund trades, as well as advisory fees.  In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser's compensation:  the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser's cost of providing the services; the extent to which the adviser may realize
"economies of scale" as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser's relationship with the fund; performance and expenses of comparable funds;
and the extent to which the independent Board members are fully informed about all facts bearing on the adviser's service and fee.  The Fund's
Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with
Federated on matters relating to its funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant amount of information about the Funds and the Federated organization.  Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs.  In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises.  Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the adviser's investment philosophy, personnel, and processes; the fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group"
funds), and comments on the reasons for performance; the fund's expenses
(including the advisory fee itself and the overall expense structure of the fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations);
the use and allocation of brokerage commissions derived from trading the fund's portfolio securities; the nature and extent of the advisory and other services provided to the fund by the adviser and its affiliates;
compliance and audit reports concerning the Funds and the Federated companies that service them; and relevant developments in the mutual fund industry and how the funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Funds.  These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Funds under separate contracts (e.g., for serving as the Funds' administrator and transfer agent).  The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations.  Not all of the factors and considerations identified above are relevant to every fund, nor does the
Board consider any one of them to be determinative.  Because the totality of circumstances includes considering the relationship of each fund to the
Federated family of funds, the Board does not approach consideration of every fund's advisory contract as if that were the only fund offered by
Federated.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees.
Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS
          When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for
                  prompt execution of the order at a favorable price. The
                  Adviser will generally use those who are recognized
                  dealers in specific portfolio instruments, except when a
                  better price and execution of the order can be obtained
                  elsewhere. In selecting among firms believed to meet
                  these criteria, the Adviser may give consideration to
                  those firms which have sold or are selling Shares of the
                  Fund and other funds distributed by the Distributor and
                  its affiliates. The Adviser makes decisions on portfolio
                  transactions and selects brokers and dealers subject to
                  review by the Fund's Board.
Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable.
While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated
Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                          Average Aggregate Daily
Maximum                   Net Assets of the
Administrative Fee        Federated Funds
0.150 of 1%               on the first $250 million
0.125 of 1%               on the next $250 million
0.100 of 1%               on the next $250 million
                          on assets in excess of
0.075 of 1%               $750 million
The administrative fee received during any fiscal year shall be at least
$125,000 per portfolio and $30,000 per each additional class of Shares.
Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
---------------------------------------------------------------------------

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT Auditors
The independent auditor for the Fund, Ernst & Young LLP, conducts its audits in accordance with auditing standards generally accepted in the
United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES
For the Year Ended June 30      2002                 2001           2000
Advisory Fee Earned             $871,572             $730,537       $836,101
Advisory Fee Reduction          260,224              265,839        260,579
Administrative Fee              163,792              155,001        157,491
12b-1 Fee:
 Institutional Service                                -              -
 Shares                                              -              -
Shareholder Services Fee:
  Institutional Shares                               --             --
  Institutional Service          9,968                8,206          -
  Shares                        5                    3              -
Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.
---------------------------------------------------------------------------

If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The
SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the
Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield
Total returns are given for the one-year, five-year and ten-year or Start of Performance periods ended June 30, 2002.

Yield and Tax-Equivalent Yield are given for the 30-day period ended June
30, 2002.

                       30-Day           Year      Years   0 Years
                       Period         1         5        1
Institutional Shares
Total Return
  Before Taxes         --             4.63%     4.44%    4.30%
  After Taxes on        -              .63%      .44%     .30%
  Distributions        -              4         4        4
  After Taxes on        -              .33%      .40%     .28%
  Distributions
  and Sale of Shares   -              4         4        4
Yield                  2.66%          --        --       --
Tax-Equivalent Yield   4.33%          --        --       --
-------------------------------------------------------------------
                       30-Day         1 Year    5 Years  Start of
                       Period                            Performance

---------------------------------------------------------------------------
Institutional
Service Shares
Total Return
  Before Taxes         --             4.37%     4.18%    3.97%
  After Taxes on        -              .37%      .18%     .97%
  Distributions        -              4         4        3
  After Taxes on        -              .07%      .14%     .97%
  Distributions
  and Sale of Shares   -              4         4        3
Yield                  2.41%          --        --       --
Tax-Equivalent Yield   3.93%          --        --       --
-------------------------------------------------------------------

The Fund's Institutional Service Shares start of performance date was
September 1, 1993
---------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of
Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.  Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD and tax-equivalent yield
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate. The yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in
Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE
Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund.
The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

                     TAXABLE YIELD EQUIVALENT FOR 2002
                         MULTISTATE MUNICIPAL FUND

------------ ---------- --------- --------------------- ----------- -----------
TAX
BRACKET:
FEDERAL         10.00%    15.00%     27.00%     30.00%      35.00%      38.60%

------------ ------------------------------------------------------------------
------------ ------------------------------------------------------------------
JOINT               $0 - $12,001 -  $46,701-  $112,851 -  $171,951 -      OVER
RETURN:        $12,000   $46,700   $112,850   $171,950    $307,050    $307,050

SINGLE              $0 -  $6,001 -  $27,951-   $67,701 -  $141,251 -      OVER
RETURN:         $6,000   $27,950    $67,700   $141,250    $307,050    $307,050

------------ ---------- --------- --------------------- ----------- -----------
------------
TAX-EXEMPT
   YIELD                        TAXABLE YIELD EQUIVALENT

------------ ---------- --------- --------------------- ----------- -----------
------------ ---------- --------- --------------------- ----------- -----------
      0.50%      0.56%     0.59%      0.68%      0.71%       0.77%       0.81%
      1.00%      1.11%     1.18%      1.37%      1.43%       1.54%       1.63%
      1.50%      1.67%     1.76%      2.05%      2.14%       2.31%       2.44%
      2.00%      2.22%     2.35%      2.74%      2.86%       3.08%       3.26%
      2.50%      2.78%     2.94%      3.42%      3.57%       3.85%       4.07%
      3.00%      3.33%     3.53%      4.11%      4.29%       4.62%       4.89%
      3.50%      3.89%     4.12%      4.79%      5.00%       5.38%       5.70%
      4.00%      4.44%     4.71%      5.48%      5.71%       6.15%       6.51%
      4.50%      5.00%     5.29%      6.16%      6.43%       6.92%       7.33%
      5.00%      5.56%     5.88%      6.85%      7.14%       7.69%       8.14%
      5.50%      6.11%     6.47%      7.53%      7.86%       8.46%       8.96%
      6.00%      6.67%     7.06%      8.22%      8.57%       9.23%       9.77%
      6.50%      7.22%     7.65%      8.90%      9.29%      10.00%      10.59%
      7.00%      7.78%     8.24%      9.59%     10.00%      10.77%      11.40%
      7.50%      8.33%     8.82%     10.27%     10.71%      11.54%      12.21%
      8.00%      8.89%     9.41%     10.96%     11.43%      12.31%      13.03%
      8.50%      9.44%    10.00%     11.64%     12.14%      13.08%      13.84%
      9.00%     10.00%    10.59%     12.33%     12.86%      13.85%      14.66%
      9.50%     10.56%    11.18%     13.01%     13.57%      14.62%      15.47%
     10.00%     11.11%    11.76%     13.70%     14.29%      15.38%      16.29%
     10.50%     11.67%    12.35%     14.38%     15.00%      16.15%      17.10%
     11.00%     12.22%    12.94%     15.07%     15.71%      16.92%      17.92%
Note:  The maximum marginal tax rate for each bracket was used in
calculating the taxable yield equivalent.   Furthermore, additional state
and local taxes paid on comparable taxable investments were not used to increase federal deductions.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o     charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o     discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o     information about the mutual fund industry from sources such as the
  Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper Analytical Services, Inc.
Lipper Analytical Services, Inc. assumes the reinvestment of all capital gains distributions and income dividends and ranks funds in various fund categories by making comparative calculations using total return. Total return takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "intermediate municipal bond funds" category in advertising and sales literature.

The Lehman Brothers Municipal Index/1-Year
The Lehman Brothers Municipal Index/1-Year is an unmanaged index of municipal bonds issued after January 1, 1991, with a minimum credit rating of at least Baa, which have been issued as part of a deal of at least
$50 million, have a maturity value of at least $3 million and mature in at least one, but not more than two years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the Alternative Minimum
Tax.

The Lehman Brothers Municipal Index/3 Year
The Lehman Brothers Municipal Index/3 Year is an unmanaged index of municipal bonds issued after January 1, 1991, with a minimum credit rating of at least Baa, which have been issued as part of a deal of at least
$50 million, have a maturity value of at least $3 million, and a maturity range of 1-5 years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the Alternative Minimum Tax.

Morningstar, Inc.
Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000
NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

WHO IS FEDERATED INVESTORS, INC.?

Federated  is  dedicated to meeting  investor  needs by making  structured, straightforward and consistent investment  decisions.  Federated investment products  have a history of  competitive  performance  and have  gained the confidence of thousands of financial institutions and individual investors.

Federated's  disciplined  investment  selection  process is rooted in sound methodologies  backed by fundamental and technical research.  At Federated, success in investment  management  does not depend solely on the skill of a single  portfolio  manager.  It  is a  fusion  of  individual  talents  and state-of-the-art  industry  tools  and  resources.  Federated's  investment process involves teams of portfolio  managers and analysts,  and investment decisions  are  executed by traders who are  dedicated  to specific  market sectors and who handle trillions of dollars in annual trading volume.

Federated Funds overview

Municipal Funds
In the  municipal  sector,  as of December 31, 2001,  Federated  managed 12 bond funds with  approximately  $2.3  billion in assets and 22 money market funds with approximately $44.8 billion in total assets. In 1976,  Federated introduced  one of the first  municipal  bond mutual  funds in the industry
and  is  now  one  of  the  largest   institutional   buyers  of  municipal
securities.  The Funds may quote  statistics from  organizations  including
The Tax  Foundation  and the National  Taxpayers  Union  regarding  the tax obligations of Americans.

Equity Funds
In the equity sector,  Federated has more than 31 years' experience.  As of
December   31,   2001,   Federated   managed  40  equity   funds   totaling
approximately $20.7 billion in assets across growth,  value, equity income,
international,   index  and  sector  (i.e.  utility)  styles.   Federated's
value-oriented  management  style  combines  quantitative  and  qualitative analysis and features a structured,  computer-assisted  composite  modeling system that was developed in the 1970s.

Corporate Bond Funds
In the corporate bond sector,  as of December 31, 2001,  Federated  managed
11 money  market  funds and 30 bond funds with assets  approximating  $62.3
billion  and  $5.4  billion,   respectively.   Federated's  corporate  bond
decision  making--based on intensive,  diligent credit  analysis--is backed by over 29 years of  experience  in the  corporate  bond  sector.  In 1972,
Federated  introduced  one  of  the  first  high-yield  bond  funds  in the industry.  In  1983,  Federated  was  one of the  first  fund  managers  to participate in the asset backed  securities  market, a market totaling more than $209 billion.

Government Funds
In the  government  sector,  as of December 31, 2001,  Federated  managed 6 mortgage backed, 5 multi-sector  government funds, 3 government/agency  and
19 government  money market mutual funds,  with assets  approximating  $3.6 billion,  $2.0  billion,  $1.2  billion  and $55.2  billion,  respectively.
Federated  trades  approximately  $90.4  billion  in  U.S.  government  and mortgage backed  securities daily and places  approximately  $35 billion in repurchase  agreements  each  day.  Federated  introduced  the  first  U.S.
government  fund to  invest in U.S.  government  bond  securities  in 1969.
Federated  has  been a major  force  in the  short-  and  intermediate-term government  markets  since 1982 and  currently  manages  approximately  $50 billion in government funds within these maturity ranges.

Money Market Funds
In the money market sector,  Federated gained prominence in the mutual fund industry in 1974 with the creation of the first  institutional money market fund.  Simultaneously,  the company pioneered the use of the amortized cost method of accounting  for valuing shares of money market funds, a principal means used by money  managers  today to value  money  market  fund  shares.
Other  innovations  include the first  institutional  tax-free money market fund. As of December 31, 2001,  Federated  managed $136.4 billion in assets across 54 money  market  funds,  including  19  government,  11  prime,  22 municipal and 1 euro-denominated  with assets  approximating $55.2 billion,
$62.3 billion, $44.8 billion and $34.6 million, respectively.

The Chief  Investment  Officers  responsible  for  oversight of the various investment  sectors within  Federated are: U.S.  equity and high yield - J.
Thomas  Madden;  U.S.  fixed  income  -William D.  Dawson,  III; and global equities  and  fixed  income  - Henry A.  Frantzen.  The  Chief  Investment
Officers are Executive Vice Presidents of the Federated advisory companies.

Mutual Fund Market
Forty-nine  percent of American  households  are pursuing  their  financial goals through  mutual funds.  These  investors,  as well as businesses  and institutions,  have  entrusted  over $6.8  trillion  to the more than 8,157 funds available, according to the Investment Company Institute.

Federated Clients Overview
Federated  distributes  mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients
Federated  meets the needs of  approximately  3,035  institutional  clients nationwide  by managing and  servicing  separate  accounts and mutual funds
for  a  variety  of  purposes,   including   defined  benefit  and  defined
contribution  programs,  cash management,  and asset/liability  management.
Institutional  clients  include  corporations,  pension  funds,  tax exempt entities,  foundations/endowments,  insurance companies, and investment and financial  advisers.  The marketing effort to these  institutional  clients is headed  by John B.  Fisher,  President,  Institutional  Sales  Division,
Federated Securities Corp.

Bank Marketing
Other  institutional  clients  include  more  than  1,600  banks  and trust organizations.  Virtually  all of the trust  divisions  of the top 100 bank holding  companies use Federated  Funds in their clients'  portfolios.  The marketing  effort to trust clients is headed by Timothy C. Pillion,  Senior
Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated  Funds are available to consumers  through major  brokerage firms
nationwide--we   have  over  2,000  broker/dealer  and  bank  broker/dealer relationships  across the  country--supported  by more wholesalers than any
other   mutual  fund   distributor.   Federated's   service  to   financial
professionals  and  institutions  has  earned it high  ratings  in  several surveys  performed by DALBAR,  Inc.  DALBAR is  recognized  as the industry benchmark for service quality  measurement.  The marketing  effort to these firms is headed by James F. Getz, President,  Broker/Dealer Sales Division,
Federated Securities Corp.

INVESTMENT RATINGS

Standard and Poor's Long-Term Debt Rating Definitions
AAA--Debt rated AAA has the highest rating assigned by Standard &
Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.
In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The
CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Moody's Investors Service Long-Term Bond Rating Definitions
AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium-grade obligations,
(i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Long-Term Debt Rating Definitions
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued
timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

Moody's Investors Service Commercial Paper Ratings
Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.
Prime-1 repayment capacity will normally be evidenced by the following characteristics:

o     Leading market positions in well-established industries;

o     High rates of return on funds employed;

o     Conservative capitalization structure with moderate reliance on debt and ample asset protection;

o     Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

o     Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard and Poor's Commercial Paper Ratings
A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Fitch Ratings Commercial Paper Rating Definitions
FITCH-1-- (Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2-- (Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Addresses

federated short-term municipal trust

Institutional Shares

Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

PART C.                                   OTHER INFORMATION
Item 23.    Exhibits:

                  (a)    (i)  Conformed copy of Restatement and Amendment
                              No. 5 of the Declaration of Trust of the
                              Registrant; (18)
                        (ii)  Conformed copy of Amendment No. 6 to the
                              Amended and Restated Declaration of Trust
                              of the Registrant; (19)
                  (b)   (i)   Copy of the By-Laws of the Registrant; (13)
                        (ii)  Copy of Amendment No. 5 to the By-Laws of the
                              Registrant; (16)
                        (iii) Copy of Amendment No. 6 to the By-Laws of the
                              Registrant; (16)
                        (iv)  Copy of Amendment No. 7 to the By-Laws of the
                              Registrant; (16)
                        (v)   Copy of Amendment No. 8 to the By-Laws of the
                              Registrant; (16)
                  (c)         Copy of Specimen Certificate for Shares of
                              Beneficial Interest of the Registrant; (13)
                  (d)   (i)   Conformed copy of the Investment Advisory
                              Contract of the Registrant; (9)
                        (ii)  Conformed copy of Amendment No.1 to
                              Investment Advisory Contract of the
                              Registrant; (19)
                        (iii) Conformed copy of Amendment to Investment
                              Advisory Contract of the Registrant; (19)
                  (e)   (i)   Conformed copy of the Distributor's
                              Contract of the Registrant; (11)
                        (ii)  Conformed copy of the Amendment to
                              Distributor's Contract of the Registrant; (19)
-------------------------------------
9.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 15 on Form N-1A filed August 24,
      1989.  (File Nos. 2-72277 and 811-3181)
11.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 26 on Form N-1A filed August 26,
      1994.  (File Nos. 2-72277 and 811-3181)
13.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 29 on Form N-1A filed April 25, 1996.
      (File Nos. 2-72277 and 811-3181)
16.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 34 on Form N-1A filed June 30, 1998.
      (File Nos. 2-72277 and 811-3181)
18.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 36 on Form N-1A filed July 1, 1999.
      (File Nos. 2-72277 and 811-3181)
19.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 39 on Form N-1A filed August 28,
      2001.  (File Nos. 2-72277 and 811-3181)

                        (iii) The Registrant hereby incorporates the
                              conformed copy of the specimen Mutual Funds
                              Sales and Service Agreement; Mutual Funds
                              Service Agreement; and Plan Trustee/Mutual
                              Funds Service Agreement from Item 24 (b) (6)
                              of the Cash Trust Series II Registration
                              Statement on Form N-1A, filed with the
                              Commission on July 24, 1995. (File Numbers
                              33-38550 and 811-6269);
                  (f)         Not applicable;
                  (g)   (i)   Conformed copy of the Custodian Agreement
                              of the Registrant; (11)
(ii)  Conformed copy of Amendment to the Custodian Agreement of the
                              Registrant;(+)
                        (iii) Conformed copy of Domestic Custody Fee
                              Schedule; (16)
                  (h)   (i)   Conformed copy of Amended and Restated Agreement
                              for Fund Accounting Services, Administrative
                              Services, Transfer Agency Services, and Custody
                              Services Procurement; (17)
                        (ii) The Registrant hereby incorporates the conformed
                              copy of the Second Amended and Restated Services
                              Agreement from Item (h)(v) of the Investment
                              Series Funds, Inc. Registration Statement on Form
                              N-1A, filed with the Commission on January 23,
                              2002. (File Nos. 33-48847 and 811-07021);
                        (iii) The responses described in Item 23 (e)(ii)
                              are hereby incorporated by reference;
                  (i)         Conformed copy of Opinion and Consent of
                              Counsel as to the legality of shares being
                              registered; (2)
                  (j)         Conformed copy of the Consent of
                              Independent Public Accountants; (+)
                  (k)         Not applicable;
                  (l)         Copy of Initial Capital Understanding; (13)
                  (m)   (i)   Conformed Copy of Rule 12b-1 Plan of the
                              Registrant; (11)
                        (ii)  The responses described in Item 23(e)(ii)
                              are hereby incorporated by reference;
-----------------------------------------------
+     All exhibits have been filed electronically.
2.    Response is incorporated by reference to Registrant's Pre-Effective
      Amendment No. 1 on Form N-1A filed August 4, 1981.  (File Nos.
      2-72277 and 811-3181)
11.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 26 on Form N-1A filed August 26,
      1994.  (File Nos. 2-72277 and 811-3181)
13.   Response is incorporated by reference to Registrant's Post
      Effective Amendment No. 29 on Form N-1A filed April 25, 1996. (File
      Nos. 2-72277 and 811-3181).
16.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 34 on Form N-1A filed June 30, 1998.
      (File Nos. 2-72277 and 811-3181)
17.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 35 on Form N-1A filed August 26,
      1998.  (File Nos. 2-72277 and 811-3181)

                  (n)         The Registrant hereby incorporates the
                              conformed copy of the Multiple Class Plan
                              from Item (n) of the Federated Income
                              Securities Trust Registration Statement on
                              Form N-1A, filed with the Commission on
                              June 26, 2002.  (File Nos.  33-3164 and
                              811-4577);
                  (o)   (i)   Conformed copy of power of Attorney of
                              Registrant; (19)
                        (ii)  Conformed copy of power of Attorney of
                              Chief Investment Officer; (19)
                  (p)         The Registrant hereby incorporates the
                              conformed copy of the Code of Ethics for
                              Access Persons from Item 23(p) of the
                              Federated Managed Allocation Portfolios
                              Registration Statement on Form N-1A filed
                              with the Commission on January 25, 2001.
                              (File Nos. 33-51247 and 811-7129).

Item 24.    Persons Controlled by or Under Common Control with Registrant:
            --------------------------------------------------------------
            None

Item 25.    Indemnification:  (10)
            ----------------

----------------------------------------------
10.   Response is incorporated by reference to Registrant's Post
      Effective Amendment No. 17 on Form N-1A filed August 22, 1990.
      (File Nos. 2-72277 and 811-3181).
19.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 39 on Form N-1A filed August 28,
      2001.  (File Nos. 2-72277 and 811-3181)

Item 26. Business and Other Connections of Investment Adviser:

         For a description of the other business of the investment
         adviser, see the section entitled "Who Manages the Fund?" in Part
         A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in
         Part B of this Registration Statement under "Who Manages and
         Provides Services to the Fund?"  The remaining Trustees of the investment adviser and, in parentheses, their principal
         occupations are:  Thomas R. Donahue, (Chief Financial Officer,
         Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA,
         15222-3779 and Mark D. Olson (a principal of the firm, Mark D.
         Olson & Company, L.L.C. and Partner, Wilson, Halbrook &
         Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington,
         DE  19899-2305.

         The remaining Officers of the investment adviser are:

         Executive Vice Presidents:          William D. Dawson, III
                                             Henry A. Frantzen
                                             J. Thomas Madden

         Senior Vice Presidents:             Stephen F. Auth
                                             Joseph M. Balestrino
                                             David A. Briggs
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Mark E. Durbiano
                                             James E. Grefenstette
                                             Robert M. Kowit
                                             Jeffrey A. Kozemchak
                                             Richard J. Lazarchic
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski
                                             Frank Semack
                                             Richard Tito
                                             Peter Vutz

         Vice Presidents:                    Todd A. Abraham
                                             J. Scott Albrecht
                                             Randall S. Bauer
                                             Nancy J.Belz
                                             G. Andrew Bonnewell
                                             David Bruns
                                             Robert E. Cauley
                                             Regina Chi
                                             Regina Clancy
                                             Ross M. Cohen
                                             Fred B. Crutchfield
                                             Lee R. Cunningham, II
                                             Alexandre de Bethmann
B.    Anthony Delserone, Jr.
                                             Donald T. Ellenberger
                                             Eamonn G. Folan
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             John T. Gentry
                                             David P. Gilmore
                                             Marc Halperin
                                             John W. Harris
                                             Patricia L. Heagy
                                             Susan R. Hill
                                             Nikola A. Ivanov
                                             William R. Jamison
                                             Constantine J. Kartsonas
                                             Nathan H. Kehm
                                             John C. Kerber
                                             Steven Lehman
                                             Marian R. Marinack
                                             Natalie F. Metz
                                             Thomas J. Mitchell
                                             Joseph M. Natoli
                                             John L. Nichol
                                             Mary Kay Pavuk
                                             Jeffrey A. Petro
                                             John P. Quartarolo
                                             Ihab L. Salib
                                             Roberto Sanchez-Dahl, Sr.
                                             Aash M. Shah
                                             John Sidawi
                                             Michael W. Sirianni, Jr.
                                             Christopher Smith
                                             Timothy G. Trebilcock
                                             Leonardo A. Vila
                                             Paige M. Wilhelm
                                             Richard M. Winkowski, Jr.
                                             Lori A. Wolff
                                             George B. Wright

         Assistant Vice Presidents:          Catherine A. Arendas
                                             Angela A. Auchey
                                             Nicholas P. Besh
                                             David Bruns
                                             Hanan Callas
                                             David W. Cook
                                             James R. Crea, Jr.
                                             Karol M. Crummie
                                             David Dao
                                             Richard J. Gallo
                                             James Grant
                                             Anthony Han
                                             Kathryn P. Heagy
                                             Carol B. Kayworth
                                             J. Andrew Kirschler
                                             Robert P. Kozlowski
                                             Ted T. Lietz, Sr.
                                             Monica Lugani
                                             Tracey L. Lusk
                                             Theresa K. Miller
                                             Bob Nolte
                                             Rae Ann Rice
                                             James W. Schaub
                                             Jennifer G. Setzenfand
                                             Diane R. Startari
                                             Kyle D. Stewart
                                             Mary Ellen Tesla
                                             Michael R. Tucker
                                             Steven J. Wagner
                                             Mark Weiss

         Secretary:                          G. Andrew Bonnewell

         Treasurer:                          Thomas R. Donahue

         Assistant Secretaries:              C. Grant Anderson
                                             Leslie K. Ross

         Assistant Treasurer:                Denis McAuley, III

         The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue,
         Pittsburgh, Pennsylvania  15222-3779.  These individuals are also officers of a majority of the investment advisers to the
         investment companies in the Federated Fund Complex described in
         Part B of this Registration Statement.

Item 27.  Principal Underwriters:

          (a)     Federated Securities Corp. the Distributor for shares of
                  the Registrant, acts as principal underwriter for the
                  following open-end investment companies, including the
                  Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCMI Funds; Edward Jones
Money Market Fund; Federated Limited Duration Government Fund, Inc.;
Federated American Leaders Fund, Inc.; Federated Adjustable Rate
Securities Fund; Federated Core Trust; Federated Core Trust II, L.P.;
Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated
Fixed Income Securities, Inc.; Federated Fund for U.S. Government
Securities, Inc.; Federated GNMA Trust; Federated Government Income
Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High
Yield Trust; Federated Income Securities Trust; Federated Income Trust;
Federated Index Trust; Federated Institutional Trust; Federated Insurance
Series; Federated International Series, Inc.; Federated Investment Series
Funds, Inc.; Federated Managed Allocation Portfolios; Federated Municipal
Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.;
Federated Municipal Securities Income Trust; Federated Short-Term
Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock
Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond
Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S.
Government Securities Fund: 2-5 Years; Federated Total Return Government
Bond Fund; Federated Utility Fund, Inc.; Federated World Investment
Series, Inc.; FirstMerit Funds; Hibernia Funds; Intermediate Municipal
Trust; Marshall Funds, Inc.; Money Market Obligations Trust; Regions
Morgan Keegan Select Funds; RIGGS Funds; SouthTrust Funds; The Wachovia
Variable Insurance Funds; The Wachovia Funds; The Wachovia Municipal
Funds; and Vision Group of Funds.

         (b)

        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
---------------------          -----------------      ----------------------

Chairman:                     Richard B. Fisher          Vice President

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Director, Executive Vice
Vice President and Assistant
Secretary:                    Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:
                              Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher T. Fives
                              James S. Hamilton
                              James M. Heaton
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ
                              Robert F. Tousignant

Vice Presidents:              John B. Bohnet
                              Jane E. Broeren-Lambesis
                              David J. Callahan
                              Mark Carroll
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Timothy Franklin
                              Peter J. Germain
                              Joseph D. Gibbons
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Charlene H. Jennings
                              Theresa M. Johnson
                              Christopher L. Johnston
                              H. Joseph Kennedy
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Maurice W. McKinney
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Christopher Renwick
                              John Rogers
                              Brian S. Ronayne
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              Kevin Stutz
                              Timothy A. Rosewicz
                              Greg Spralding
                              William C. Tustin
                              Paul A. Uhlman
                              Richard B. Watts
                              G. Walter Whalen
                              Patrick M. Wiethorn
                              Edward J. Wojnarowski
                              Michael P. Wolff
                              Scott F. Wright

Assistant Vice Presidents:    Lisa Arcuri
                              Robert W. Bauman
                              Edward R. Bozek
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Jennifer Fetteroff
                              Renee L. Gebben
                              John T. Glickson
                              Ernest L. Linane
                              William Rose
                              Lynn Sherwood-Long

Secretary:                    Kirk A. Montgomery

Treasurer:                    Denis McAuley, III

Assistant Secretaries:        Thomas R. Donahue
                              Timothy S. Johnson
                              Victor R. Siclari

The business address of each of the Officers of Federated Securities Corp.
is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh,
Pennsylvania 15222-3779.

         (c)     Not applicable

Item 28.  Location of Accounts and Records:
          --------------------------------

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

      Registrant              ......            Federated Investors Tower
.......                        ......            1001 Liberty Avenue
.......                        ......            Pittsburgh, PA  15222-3779
.......                        ......            (Notices should be sent to
the Agent for Service at
.......                        ......            the above address)

                                                Federated Investors Funds
                                          5800 Corporate Drive
                              ......            Pittsburgh, PA 15237-7000

      Federated Shareholder Services            P.O. Box 8600
      Company                                   Boston, MA  02266-8600
      ("Transfer Agent and Dividend
      Disbursing Agent")

      Federated Services Company....            Federated Investors Tower
("Administrator")             ......      1001 Liberty Avenue
Pittsburgh, PA 15222-3779
                              ......

      Federated Investment Management           Federated Investors Tower
      Company                 ......            1001 Liberty Avenue
      ("Adviser")             ......            Pittsburgh, PA  15222-3779

      State Street Bank and Trust Company       P.O. Box 8600
      ("Custodian")           ......            Boston, MA 02266-8600

Item 29.    Management Services:  Not applicable.
            -------------------

Item 30.    Undertakings:
            ------------

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of
            Trustees/Directors and the calling of special shareholder
            meetings by shareholders.

                                SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant, FEDERATED SHORT-TERM
MUNICIPAL TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to
Rule 485(b) under the Securities Act of 1933 and has duly caused this
Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and
Commonwealth of Pennsylvania, on the 23rd day of August, 2002.

                   FEDERATED SHORT-TERM MUNICIPAL TRUST

            BY: /s/ Leslie K. Ross
            Leslie K. Ross, Assistant Secretary
            Attorney in Fact for John F. Donahue
            August 23, 2002

    Pursuant to the requirements of the Securities Act of 1933, this
Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
    ----                            -----                         ----
By: /s/ Leslie K. Ross
    Leslie K. Ross                Attorney In Fact          August 23, 2002
    ASSISTANT SECRETARY           For the Persons
                                  Listed Below

    NAME                            TITLE
    ----                            -----
John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

J. Christopher Donahue*           President and Trustee

Richard J. Thomas*                Treasurer
                                  (Principal Financial and
                                  Accounting Officer)

William D. Dawson, III*           Chief Investment Officer

Thomas G. Bigley*                 Trustee

John T. Conroy, Jr.*              Trustee

Nicholas P. Constantakis*         Trustee

John F. Cunningham*               Trustee

Lawrence D. Ellis, M.D.*          Trustee

Peter E. Madden*                  Trustee

Charles F. Mansfield, Jr.*        Trustee

John E. Murray, Jr.*              Trustee

Marjorie P. Smuts*                Trustee

John S. Walsh*                    Trustee

* By Power of Attorney